UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Series Global ex U.S. Index
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	.25%	$ 1,000.00	$ 1,061.50	$ 1.28
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.55	$ 1.25

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2010
Japan 14.7%
United Kingdom 13.4%
Canada 7.4%
France 6.3%
Australia 5.6%
Germany 5.0%
Switzerland 4.9%
Brazil 3.4%
Korea (South) 2.9%
Other* 36.4%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2009
Japan 14.6%
United Kingdom 14.6%
France 7.2%
Canada 6.7%
Australia 5.7%
Germany 5.5%
Switzerland 5.4%
Spain 3.3%
Brazil 3.3%
Other* 33.7%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	99.8	99.9
Short-Term Investments and Net Other Assets	0.2	0.1
Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.2	1.4
Nestle SA (Switzerland, Food Products)	1.1	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.3
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8	0.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.8	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7	0.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.7	0.8
	8.6
Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	26.9
Materials	11.0	10.1
Energy	11.0	11.5
Industrials	9.3	9.2
Consumer Staples	8.1	8.4
Consumer Discretionary	7.4	7.4
Information Technology	7.1	6.1
Telecommunication Services	5.7	6.3
Health Care	5.1	6.0
Utilities	4.3	5.1

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Australia - 5.6%
AGL Energy Ltd.	989	$ 13,692
Alumina Ltd.	6,101	8,614
Amcor Ltd.	3,369	20,383
AMP Ltd.	5,208	29,879
Aristocrat Leisure Ltd.	556	2,182
Arrow Energy Ltd. (a)	1,221	5,759
Asciano Group unit (a)	6,457	10,018
ASX Ltd.	387	11,697
Australia & New Zealand Banking Group Ltd.	6,342	140,433
AXA Asia Pacific Holdings Ltd.	2,524	14,313
Bendigo & Adelaide Bank Ltd.	709	6,410
BHP Billiton Ltd.	8,344	304,943
Billabong International Ltd.	686	7,203
BlueScope Steel Ltd.	4,173	10,010
Boral Ltd.	1,717	9,280
Brambles Ltd.	3,255	21,636
Caltex Australia Ltd.	191	2,038
CFS Retail Property Trust	5,174	9,121
Coca-Cola Amatil Ltd.	1,267	13,076
Cochlear Ltd.	155	10,561
Commonwealth Bank of Australia	3,800	203,262
Computershare Ltd.	1,078	11,704
Crown Ltd.	1,334	10,056
CSL Ltd.	1,352	40,389
CSR Ltd.	4,751	7,570
DEXUS Property Group unit	12,828	9,512
Energy Resources of Australia Ltd.	94	1,359
Fortescue Metals Group Ltd. (a)	2,733	11,371
Fosters Group Ltd.	4,442	22,254
Goodman Fielder Ltd.	4,650	6,240
Goodman Group unit	16,364	10,635
Harvey Norman Holdings Ltd.	1,882	5,874
Incitec Pivot Ltd.	3,664	10,830
Insurance Australia Group Ltd.	4,696	16,508
Intoll Group unit	6,745	6,959
John Fairfax Holdings Ltd.	5,916	9,334
Leighton Holdings Ltd.	339	11,420
Lend Lease Group unit	1,372	10,796
Macquarie Group Ltd.	875	39,889
MAp Group unit	2,516	7,210
Metcash Ltd.	2,226	8,363
Mirvac Group unit	6,663	8,548
Common Stocks - continued
	Shares	Value
Australia - continued
National Australia Bank Ltd.	5,312	$ 135,679
Newcrest Mining Ltd.	1,149	34,674
Nufarm Ltd.	191	1,341
Nufarm Ltd. (d)	38	269
OneSteel Ltd.	3,347	10,762
Orica Ltd.	975	23,638
Origin Energy Ltd.	2,074	31,184
OZ Minerals Ltd. (a)	8,507	8,952
Paladin Energy Ltd. (a)	1,397	5,086
Qantas Airways Ltd.	3,295	8,529
QBE Insurance Group Ltd.	2,465	47,745
Rio Tinto Ltd.	1,115	72,835
Santos Ltd.	2,070	26,255
Sims Metal Management Ltd.	423	7,949
Sonic Healthcare Ltd.	855	10,861
SP AusNet unit	1,965	1,603
Stockland Corp. Ltd. unit	6,471	23,582
Suncorp-Metway Ltd.	3,411	28,182
Tabcorp Holdings Ltd.	1,581	9,983
Tattersall's Ltd.	3,855	8,794
Telstra Corp. Ltd.	10,213	29,915
The GPT Group unit	26,652	14,237
Toll Holdings Ltd.	1,548	10,109
Transurban Group unit	2,591	12,190
Wesfarmers Ltd.	2,492	66,786
Wesfarmers Ltd. (price protected shares)	379	10,182
Westfield Group unit	5,361	63,304
Westpac Banking Corp.	7,283	181,418
Woodside Petroleum Ltd.	1,317	54,600
Woolworths Ltd.	3,170	79,166
Worleyparsons Ltd.	408	9,947
TOTAL AUSTRALIA		2,151,088
Austria - 0.2%
Erste Bank AG	439	19,493
IMMOEAST AG	928	0
IMMOFINANZ Immobilien Anlagen AG (a)	2,492	10,627
OMV AG	364	13,008
Osterreichische Elektrizitatswirtschafts AG	216	8,036
Raiffeisen International Bank-Holding AG	116	5,649
Telekom Austria AG	782	10,389
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group	90	$ 4,400
Voestalpine AG	286	10,639
TOTAL AUSTRIA		82,241
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	6,239	6,947
Bailiwick of Jersey - 0.3%
Experian PLC	2,752	25,438
Petrofac Ltd.	423	7,315
Randgold Resources Ltd.	249	21,096
Shire PLC	1,479	32,575
WPP PLC	3,067	32,513
TOTAL BAILIWICK OF JERSEY		118,937
Belgium - 0.6%
Ageas	6,107	18,761
Anheuser-Busch InBev SA NV	1,767	85,730
Belgacom SA	340	11,942
Colruyt NV	30	7,387
Compagnie Nationale A Portefeuille (CNP)	82	4,255
Delhaize Group SA	232	19,188
Dexia SA (a)	1,418	7,663
Groupe Bruxelles Lambert SA	184	15,573
KBC Groupe SA (a)	372	16,646
Mobistar SA	105	6,455
Solvay SA Class A	166	15,854
UCB SA	252	9,763
Umicore SA	291	10,642
TOTAL BELGIUM		229,859
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,734
Chinese Estates Holdings Ltd.	1,000	1,703
CNPC (Hong Kong) Ltd.	6,000	7,952
Credicorp Ltd. (NY Shares)	196	17,025
GOME Electrical Appliances Holdings Ltd. (a)	24,000	7,735
Hopson Development Holdings Ltd.	2,000	2,602
Huabao International Holdings Ltd.	2,000	2,312
Li & Fung Ltd.	6,000	28,925
Noble Group Ltd.	4,000	8,676
NWS Holdings Ltd.	2,000	3,495
Orient Overseas International Ltd.	500	3,803
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	700	$ 17,634
Sinofert Holdings Ltd.	8,000	4,285
Skyworth Digital Holdings Ltd.	4,000	3,610
Yue Yuen Industrial (Holdings) Ltd.	2,000	6,968
TOTAL BERMUDA		120,459
Brazil - 3.4%
AES Tiete SA (PN) (non-vtg.)	100	1,117
America Latina Logistica SA unit	1,000	8,947
B2W Companhia Global Do Varejo	200	4,412
Banco Bradesco SA:
(PN)	3,520	64,711
(PN) sponsored ADR	600	11,172
Banco do Brasil SA	1,200	20,700
Banco do Estado do Rio Grande do Sul SA (b)	300	2,310
Banco Santander (Brasil) SA ADR	1,400	16,282
BM&F BOVESPA SA	3,300	21,741
BR Malls Participacoes SA (a)	200	2,536
Bradespar SA (PN)	500	11,470
Brascan Residential Properties SA	500	2,250
Brasil Foods SA	1,800	23,531
Brasil Telecom SA	34	282
Brasil Telecom SA (PN)	881	5,596
Braskem SA (PN-A) (a)	200	1,429
Centrais Eletricas Brasileiras SA (Electrobras):
(ON)	500	7,092
(PN-B)	300	5,230
(PN-B) sponsored ADR	300	5,277
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	200	6,808
Companhia de Bebidas das Americas (AmBev):
rights 5/31/10 (a)	1	0
(PN)	300	29,295
(PN) sponsored ADR	100	9,780
Companhia de Concessoes Rodoviarias	600	13,809
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	3,860
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	2,682
Companhia Energetica de Minas Gerais (CEMIG) (PN)	880	13,975
Companhia Energetica de Sao Paulo Series A	400	5,823
Companhia Paranaense de Energia-Copel (PN B)	300	6,118
Companhia Siderurgica Nacional SA (CSN)	1,600	29,920
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	300	5,595
Common Stocks - continued
	Shares	Value
Brazil - continued
Cosan SA Industria e Comercio (a)	200	$ 2,514
CPFL Energia SA	300	6,159
Cyrela Brazil Realty SA	600	7,198
Duratex SA	700	6,380
Eletropaulo Metropolitana SA (PN-B)	300	6,658
Embraer - Empresa Brasileira de Aeronautica SA	1,500	8,916
Energias do Brasil SA	100	1,913
Fertilizantes Fosfatados SA (PN) (a)	100	925
Fibria Celulose SA (a)	395	7,791
Gafisa SA	400	2,739
Gafisa SA sponsored ADR	250	3,455
Gerdau SA	200	2,483
Gerdau SA:
(PN)	1,400	23,006
sponsored ADR	100	1,640
Gol Linhas Aereas Inteligentes SA (PN)	300	3,948
Hypermarcas SA (a)	600	8,220
Itau Unibanco Banco Multiplo SA	4,300	93,227
Itau Unibanco Banco Multiplo SA ADR	700	15,176
Itausa-Investimentos Itau S.A. (PN)	6,000	41,463
JBS SA	500	2,382
Klabin SA (PN) (non-vtg.)	600	1,875
LLX Logistica SA (a)	800	3,844
Localiza Rent A Car SA	400	4,433
Lojas Americanas SA (PN)	800	5,855
Lojas Renner SA	400	9,920
Marfrig Alimentos SA (a)	600	6,297
Metalurgica Gerdau SA (PN)	800	15,747
MRV Engenharia e Participacoes SA	900	6,302
Multiplan Empreendimentos Imobiliarios SA	200	3,491
Natura Cosmeticos SA	400	8,493
Net Servicos de Comunicacao SA:
sponsored ADR (a)	200	2,350
(PN) (a)	300	3,544
OGX Petroleo e Gas Participacoes SA	3,300	33,001
PDG Realty S.A. Empreendimentos e Participacoes	800	7,273
Petroleo Brasileiro SA - Petrobras:
(ON)	4,800	101,444
(PN) (non-vtg.)	7,800	147,073
sponsored ADR	400	16,972
Porto Seguro SA	100	1,034
Redecard SA	800	13,285
Common Stocks - continued
	Shares	Value
Brazil - continued
Rossi Residencial SA	500	$ 3,683
Souza Cruz Industria Comerico	200	7,756
Suzano Bahia Sul Papel e Celulose SA	300	3,827
TAM SA (PN) (ltd.-vtg.)	200	3,516
Tele Norte Leste Participacoes SA:
(ON)	100	1,775
(PN)	600	8,976
Telemar Norte Leste SA (PN-A)	100	2,647
TIM Participacoes SA	900	2,315
Tractebel Energia SA	200	2,554
Ultrapar Participacoes SA	200	9,431
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	300	9,530
(PN-A) (non-vtg.)	600	19,613
Vale SA	3,000	91,366
Vale SA:
(PN-A)	5,300	142,232
sponsored ADR	200	6,126
VisaNet Brasil	1,400	13,525
Vivo Participacoes SA:
(PN)	300	7,940
sponsored ADR	100	2,647
TOTAL BRAZIL		1,321,635
Canada - 7.4%
Agnico-Eagle Mines Ltd. (Canada)	424	26,883
Agrium, Inc.	419	26,149
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	410	7,646
ARC Energy Trust unit	262	5,644
Athabasca Oil Sands Corp. (a)	450	6,146
Bank of Montreal	1,410	87,539
Bank of Nova Scotia	2,571	131,004
Barrick Gold Corp.	2,505	109,202
BCE, Inc.	695	20,873
Biovail Corp.	468	7,935
Bombardier, Inc. Class B (sub. vtg.)	3,337	17,404
Brookfield Asset Management, Inc. Class A	1,215	30,823
Brookfield Properties Corp.	718	11,552
CAE, Inc.	825	7,550
Cameco Corp.	912	22,472
Canadian Imperial Bank of Commerce	985	72,271
Canadian National Railway Co.	1,206	72,144
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Natural Resources Ltd.	1,332	$ 102,541
Canadian Oil Sands Trust	554	16,764
Canadian Pacific Railway Ltd.	388	22,863
Canadian Tire Ltd. Class A (non-vtg.)	194	10,676
Canadian Utilities Ltd. Class A (non-vtg.)	232	10,358
Cenovus Energy, Inc.	1,808	53,144
CGI Group, Inc. Class A (sub. vtg.) (a)	718	10,627
CI Financial Corp.	455	9,515
Crescent Point Energy Corp.	406	17,224
Eldorado Gold Corp. (a)	1,482	22,751
Empire Co. Ltd. Class A (non-vtg.)	76	3,962
Enbridge, Inc.	856	41,553
EnCana Corp.	1,817	60,078
Enerplus Resources Fund Series G	440	10,712
Ensign Energy Services, Inc.	312	4,215
Fairfax Financial Holdings Ltd. (sub. vtg.)	49	18,564
Finning International, Inc.	529	10,323
First Quantum Minerals Ltd.	223	17,104
Fortis, Inc.	409	11,290
Franco-Nevada Corp.	319	9,191
Genworth MI Canada, Inc.	100	2,828
George Weston Ltd.	144	10,332
Gerdau AmeriSteel Corp. (a)	216	1,626
Gildan Activewear, Inc. (a)	232	6,730
Goldcorp, Inc.	1,880	81,235
Great-West Lifeco, Inc.	662	17,960
Groupe Aeroplan, Inc.	675	7,373
Husky Energy, Inc.	585	16,528
IAMGOLD Corp.	782	13,990
IGM Financial, Inc.	281	11,661
Imperial Oil Ltd.	695	29,169
Industrial Alliance Life Insurance Co.	254	8,758
Inmet Mining Corp.	144	7,472
Intact Financial Corp.	342	14,808
Ivanhoe Mines Ltd. (a)	628	9,993
Kinross Gold Corp.	1,633	31,175
Loblaw Companies Ltd.	300	11,023
Magna International, Inc. Class A (sub. vtg.) (a)	261	17,157
Manulife Financial Corp.	4,293	77,394
Metro, Inc. Class A (sub. vtg.)	281	12,416
National Bank of Canada	433	26,461
Nexen, Inc.	1,232	29,945
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	109	$ 11,944
Onex Corp. (sub. vtg.)	203	5,879
Open Text Corp. (a)	180	7,622
Pan American Silver Corp.	301	7,970
Penn West Energy Trust	1,050	21,151
PetroBakken Energy Ltd. Class A	165	4,480
Petrobank Energy & Resources Ltd. (a)	211	10,637
Potash Corp. of Saskatchewan, Inc.	756	83,493
Power Corp. of Canada (sub. vtg.)	807	22,379
Power Financial Corp.	580	17,579
Progress Energy Resources Corp.	377	4,515
Provident Energy Trust	605	4,941
Research In Motion Ltd. (a)	1,253	89,201
RioCan (REIT)	389	7,426
Ritchie Brothers Auctioneers, Inc.	226	5,318
Rogers Communications, Inc. Class B (non-vtg.)	1,226	43,686
Royal Bank of Canada	3,501	212,189
Saputo, Inc.	365	10,276
Shaw Communications, Inc. Class B	973	18,278
Sherritt International Corp.	817	6,351
Shoppers Drug Mart Corp.	559	19,314
Silver Wheaton Corp. (a)	802	15,753
Sino-Forest Corp. (a)	541	9,615
SNC-Lavalin Group, Inc.	344	17,075
Sun Life Financial, Inc.	1,384	40,681
Suncor Energy, Inc.	3,842	131,381
Talisman Energy, Inc.	2,442	41,549
Teck Resources Ltd. Class B (sub. vtg.)	1,273	50,008
TELUS Corp.	194	7,174
TELUS Corp. (non-vtg.)	352	12,494
Thomson Reuters Corp.	882	31,767
Tim Hortons, Inc.	412	13,592
TMX Group, Inc.	249	7,116
Toronto-Dominion Bank	2,174	161,520
TransAlta Corp.	486	9,995
TransCanada Corp.	1,659	58,511
Trican Well Service Ltd.	178	2,260
Vermilion Energy Trust	100	3,469
Viterra, Inc. (a)	799	6,762
Yamana Gold, Inc.	1,651	18,018
Yellow Pages Income Fund	358	2,399
TOTAL CANADA		2,828,494
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.3%
Agile Property Holdings Ltd.	6,000	$ 6,951
Alibaba.com Ltd.	4,000	7,620
Anta Sports Products Ltd.	3,000	5,341
Belle International Holdings Ltd.	9,000	12,341
Chaoda Modern Agriculture (Holdings) Ltd.	8,000	9,146
China Dongxiang Group Co. Ltd.	8,000	5,430
China High Speed Transmission Equipment Group Co. Ltd.	3,000	7,110
China Zhongwang Holdings Ltd.	2,400	2,063
Country Garden Holdings Co. Ltd.	6,000	1,853
Foxconn International Holdings Ltd. (a)	5,000	4,488
Geely Automobile Holdings Ltd.	10,000	4,263
Greentown China Holdings Ltd.	1,500	1,602
Hengan International Group Co. Ltd.	1,500	11,515
Hidili Industry International Development Ltd. (a)	1,000	1,090
Kingboard Chemical Holdings Ltd.	1,500	8,042
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	246
Renhe Commercial Holdings Co. Ltd.	18,000	4,394
Sands China Ltd.	5,600	9,091
Semiconductor Manufacturing International Corp. (a)	35,000	3,760
Shimao Property Holdings Ltd.	3,500	5,356
Shui On Land Ltd.	4,000	1,814
SOHO China Ltd.	8,500	4,830
Want Want China Holdings Ltd.	4,000	3,003
Xinao Gas Holdings Ltd.	2,000	6,036
TOTAL CAYMAN ISLANDS		127,385
Chile - 0.3%
Banco de Credito e Inversiones	100	4,133
Banco Santander Chile	132,138	8,403
CAP SA	167	5,374
Cencosud SA	1,971	8,075
Colbun SA	17,201	4,408
Compania Cervecerias Unidas SA	300	2,573
Compania de Petroleos de Chile SA (COPEC)	1,070	17,111
Empresa Nacional de Electricidad SA	7,235	11,237
Empresa Nacional de Telecomunicaciones SA (ENTEL)	150	2,124
Empresas CMPC SA	265	11,285
Enersis SA	27,000	10,796
Enersis SA sponsored ADR	91	1,810
Gener SA	9,950	4,391
Lan Airlines SA	200	3,815
Lan Airlines SA sponsored ADR	105	1,999
Common Stocks - continued
	Shares	Value
Chile - continued
SACI Falabella	500	$ 3,164
Sociedad Quimica y Minera de Chile SA (PN-B)	246	8,912
Vina Concha y Toro SA	2,061	4,567
TOTAL CHILE		114,177
China - 2.4%
Air China Ltd. (H Shares) (a)	6,000	6,630
Aluminum Corp. of China Ltd. (H Shares) (a)	10,000	9,675
Angang Steel Co. Ltd. (H Shares)	2,000	3,085
Bank of China Ltd. (H Shares)	139,000	71,555
Bank of Communications Co. Ltd. (H Shares)	14,000	15,945
BBMG Corp. Class H	4,000	3,924
Beijing Capital International Airport Co. Ltd. (H Shares)	2,000	1,203
BYD Co. Ltd. (H Shares) (a)	1,500	13,318
China BlueChemical Ltd. (H shares)	2,000	1,237
China Citic Bank Corp. Ltd. Class H	12,000	7,888
China Coal Energy Co. Ltd. (H Shares)	8,000	12,072
China Communications Construction Co. Ltd. (H Shares)	10,000	9,429
China Communications Services Corp. Ltd. (H Shares)	2,000	1,004
China Construction Bank Corp. (H Shares)	110,000	89,327
China Cosco Holdings Co. Ltd. (H Shares)	6,500	8,278
China International Marine Containers Co. Ltd. (B Shares)	1,000	1,264
China Life Insurance Co. Ltd. (H Shares)	18,000	81,108
China Longyuan Power Group Corp. (H Shares)	5,000	5,240
China Mengniu Dairy Co. Ltd.	3,000	8,999
China Merchants Bank Co. Ltd. (H Shares)	10,480	25,691
China Minsheng Banking Corp. Ltd. (H Shares)	7,000	7,494
China National Building Materials Co. Ltd. (H Shares)	4,000	6,556
China Oilfield Services Ltd. (H Shares)	4,000	5,578
China Pacific Insurance Group Co. Ltd. (H Shares)	2,400	9,880
China Petroleum & Chemical Corp. (H Shares)	38,000	30,468
China Railway Construction Corp. Ltd. (H Shares)	5,500	6,847
China Railway Group Ltd. (a)	11,000	7,582
China Resources Land Ltd.	6,000	10,979
China Shenhua Energy Co. Ltd. (H Shares)	7,500	32,183
China Shipping Container Lines Co. Ltd. (H Shares) (a)	5,000	2,075
China Shipping Development Co. Ltd. (H Shares)	4,000	5,951
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	3,000	2,259
China Telecom Corp. Ltd. (H Shares)	38,000	17,434
China Vanke Co. Ltd. (B Shares)	1,700	1,647
China Yurun Food Group Ltd.	4,000	12,129
Datang International Power Generation Co. Ltd.	4,000	1,667
Common Stocks - continued
	Shares	Value
China - continued
Dongfang Electric Corp. Ltd.	200	$ 1,297
Dongfeng Motor Group Co. Ltd. (H Shares)	6,000	8,521
Golden Eagle Retail Group Ltd. (H Shares)	2,000	3,853
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,600	4,703
Harbin Power Equipment Co. Ltd. (H Shares)	2,000	1,565
Huaneng Power International, Inc. (H Shares)	12,000	6,911
Industrial & Commercial Bank of China Ltd. (H Shares)	117,000	85,275
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,800	9,910
Jiangsu Expressway Co. Ltd. (H Shares)	2,000	1,878
Jiangxi Copper Co. Ltd. (H Shares)	4,000	8,390
Li Ning Co. Ltd.	1,500	5,757
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	6,000	3,147
Metallurgical Corp. of China Ltd. (H Shares)	4,000	2,068
Nine Dragons Paper (Holdings) Ltd.	5,000	8,434
Parkson Retail Group Ltd.	4,000	6,533
PetroChina Co. Ltd. (H Shares)	52,000	59,881
PICC Property & Casualty Co. Ltd. (H Shares) (a)	8,000	7,585
Ping An Insurance Group Co. China Ltd. (H Shares)	3,000	25,682
Shanghai Electric Group Co. Ltd. (H Shares)	4,000	1,898
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	600	979
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,200	735
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	4,000	1,536
Sinopharm Group Co. Ltd. (H Shares)	1,200	5,408
Tencent Holdings Ltd.	2,300	47,564
Tingyi (Cayman Island) Holding Corp.	4,000	9,937
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	9,880
Weichai Power Co. Ltd. (H Shares)	1,000	8,177
Wumart Stores, Inc. (H Shares)	1,000	2,137
Yantai Changyu Pioneer Wine Co. (B Shares)	300	2,554
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,000	11,127
Zhejiang Expressway Co. Ltd. (H Shares)	2,000	1,866
Zijin Mining Group Co. Ltd. (H Shares)	10,000	7,793
ZTE Corp. (H Shares)	1,200	4,299
TOTAL CHINA		904,881
Colombia - 0.2%
Almacenes Exito SA	465	4,202
BanColombia SA	486	5,718
BanColombia SA:
sponsored ADR	40	1,870
(PN)	397	4,667
Common Stocks - continued
	Shares	Value
Colombia - continued
Cementos Argos SA	705	$ 4,151
Ecopetrol SA	9,499	13,424
Grupo de Inversiones Surameric	664	10,086
Interconexion Electrica SA	809	5,367
Inversiones Argos SA	876	8,686
TOTAL COLOMBIA		58,171
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	1,439	8,303
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	379	18,200
Komercni Banka AS	31	6,431
Telefonica O2 Czech Republic AS	239	5,300
TOTAL CZECH REPUBLIC		29,931
Denmark - 0.7%
A.P. Moller - Maersk AS:
Series A	1	8,102
Series B	4	33,587
Carlsberg AS Series B	275	22,227
Coloplast AS Series B	74	8,201
Danske Bank AS (a)	1,060	27,676
DSV de Sammensluttede Vognmaend AS	538	9,617
H Lundbeck A/S	84	1,384
Novo Nordisk AS Series B	1,065	87,632
Novozymes AS Series B	109	13,106
Topdanmark AS (a)	34	4,198
Trygvesta AS	62	3,828
Vestas Wind Systems AS (a)	508	30,999
William Demant Holding AS (a)	34	2,319
TOTAL DENMARK		252,876
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	962
Commercial International Bank Ltd.	805	10,897
EFG-Hermes Holding SAE	323	2,095
Egyptian Co. for Mobile Services (MobiNil)	42	1,448
Egyptian Kuwaiti Holding	932	2,116
El Ezz Steel Rebars SAE (a)	299	1,246
El Sewedy Cables Holding Co.	53	710
Orascom Construction Industries SAE	225	10,984
Orascom Telecom Holding SAE	9,237	11,881
Common Stocks - continued
	Shares	Value
Egypt - continued
Sidi Kerir Petrochemcials Co.	360	$ 918
Talaat Moustafa Group Holding (a)	645	976
Telecom Egypt SAE	470	1,564
TOTAL EGYPT		45,797
Finland - 0.7%
Elisa Corp. (A Shares)	279	5,341
Fortum Corp.	1,035	26,747
Kesko Oyj	170	6,591
Kone Oyj (B Shares)	370	16,282
Metso Corp.	306	11,805
Neste Oil Oyj	287	4,647
Nokia Corp.	9,480	115,911
Nokian Tyres PLC	263	6,183
Orion Oyj (B Shares)	318	6,025
Outokumpu Oyj (A Shares)	248	5,216
Pohjola Bank PLC (A Shares)	196	2,141
Rautaruukki Oyj (K Shares)	210	4,404
Sampo OYJ (A Shares)	1,029	25,296
Sanoma-WSOY Oyj	195	3,775
Stora Enso Oyj (R Shares)	1,457	12,166
UPM-Kymmene Corp.	1,257	18,041
Wartsila Corp.	232	11,814
TOTAL FINLAND		282,385
France - 6.3%
Accor SA	398	22,744
Aeroports de Paris	64	5,268
Air France KLM (Reg.) (a)	382	6,011
Alcatel-Lucent SA (a)	5,411	17,250
Alstom SA	535	31,396
Atos Origin SA (a)	149	7,551
AXA SA	4,277	85,568
BIC SA	91	7,075
bioMerieux SA	19	2,060
BNP Paribas SA	2,344	161,019
Bouygues SA	523	25,917
Bureau Veritas SA	156	8,785
Cap Gemini SA	338	17,027
Carrefour SA	1,580	77,451
Casino Guichard Perrachon et Compagnie	130	11,477
Christian Dior SA	151	16,077
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	99	$ 8,334
Compagnie de St. Gobain	1,000	49,371
Compagnie Generale de Geophysique SA (a)	403	12,134
Credit Agricole SA	2,424	34,655
Danone	1,353	79,728
Dassault Systemes SA	171	11,112
EDF SA	588	31,517
Eiffage SA	136	7,021
Eramet SA	13	4,692
Essilor International SA	474	28,898
Eurazeo SA	75	5,201
Eutelsat Communications	284	10,111
Fonciere Des Regions	75	7,762
Fonciere Des Regions warrants 12/31/10 (a)	33	31
France Telecom SA	4,712	103,165
GDF Suez	3,060	108,836
Gecina SA	63	6,478
Groupe Eurotunnel SA	1,170	10,685
Hermes International SA	123	16,264
ICADE	50	4,861
Iliad Group SA	23	2,300
Imerys	78	4,755
Ipsen SA	35	1,672
JC Decaux SA (a)	160	4,601
Klepierre SA	241	8,306
L'Air Liquide SA	612	71,404
L'Oreal SA	597	62,049
Lafarge SA (Bearer)	473	34,297
Lagardere S.C.A. (Reg.)	280	11,295
Legrand SA	308	10,030
LVMH Moet Hennessy - Louis Vuitton	628	72,279
M6 Metropole Television SA	91	2,353
Michelin CGDE Series B	394	28,546
Natixis SA (a)	2,078	10,628
Neopost SA	100	7,954
PagesJaunes Groupe SA	476	5,703
Pernod-Ricard SA	473	40,248
Peugeot Citroen SA (a)	339	10,013
PPR SA	176	23,657
Publicis Groupe SA	280	12,356
Renault SA (a)	424	19,646
Safran SA	490	12,451
Common Stocks - continued
	Shares	Value
France - continued
Sanofi-Aventis	2,607	$ 177,866
Schneider Electric SA	605	68,692
SCOR SE	419	9,885
Societe Des Autoroutes Paris-Rhin-Rhone	32	2,246
Societe Generale Series A	1,543	82,404
Sodexo SA	212	13,027
Suez Environnement SA	655	14,198
Technip SA	238	19,033
Television Francaise 1 SA	264	4,896
Thales SA	221	8,231
Total SA	5,259	286,160
Unibail-Rodamco	237	44,798
Vallourec SA	152	30,279
Veolia Environnement	1,040	32,676
VINCI SA	1,074	59,856
Vivendi	3,004	78,811
TOTAL FRANCE		2,433,133
Germany - 4.8%
adidas AG	557	32,590
Allianz AG	1,149	130,297
BASF AG	2,267	132,100
Bayer AG	2,040	129,941
Bayerische Motoren Werke AG (BMW)	867	42,652
Beiersdorf AG	195	11,008
Celesio AG	270	8,816
Commerzbank AG (a)	1,725	13,562
Daimler AG (Germany)	2,216	112,883
Deutsche Bank AG	1,481	101,715
Deutsche Boerse AG	512	39,712
Deutsche Lufthansa AG	590	9,811
Deutsche Post AG	2,010	32,583
Deutsche Postbank AG (a)	181	6,217
Deutsche Telekom AG	6,949	90,035
E.ON AG	4,702	172,941
Fraport AG Frankfurt Airport Services Worldwide	87	4,506
Fresenius Medical Care AG & Co. KGaA	456	24,602
Fresenius SE	65	4,608
GEA Group AG	423	9,382
Hannover Rueckversicherungs AG	123	5,749
HeidelbergCement AG	384	23,793
Henkel AG & Co. KGaA	288	12,957
Common Stocks - continued
	Shares	Value
Germany - continued
Hochtief AG	117	$ 9,647
Infineon Technologies AG (a)	2,767	19,369
K&S AG	441	25,318
Linde AG	364	43,477
MAN SE	286	26,976
Merck KGaA	142	11,638
Metro AG	292	17,470
Munich Re Group	505	71,058
Puma AG	13	4,337
RWE AG	1,068	87,534
Salzgitter AG	100	8,126
SAP AG	2,183	103,583
Siemens AG	2,039	199,088
SolarWorld AG	119	1,716
Suedzucker AG (Bearer)	94	1,897
Thyssenkrupp AG	889	28,999
TUI AG (a)	198	2,191
United Internet AG	298	4,475
Volkswagen AG	109	10,242
Wacker Chemie AG	51	7,473
TOTAL GERMANY		1,837,074
Greece - 0.2%
Alpha Bank AE (a)	1,037	8,400
Coca-Cola Hellenic Bottling Co. SA	461	12,502
EFG Eurobank Ergasias SA	841	6,761
Greek Organization of Football Prognostics SA	530	10,766
Hellenic Petroleum SA	129	1,390
Hellenic Telecommunications Organization SA	660	7,280
Marfin Financial Group Holdings SA	902	1,729
National Bank of Greece SA (a)	1,512	24,312
Piraeus Bank SA	818	6,161
Public Power Corp. of Greece	347	5,681
Titan Cement Co. SA (Reg.)	82	2,182
TOTAL GREECE		87,164
Hong Kong - 2.3%
ASM Pacific Technology Ltd.	700	6,600
Bank of East Asia Ltd.	3,200	11,354
Beijing Enterprises Holdings Ltd.	1,500	9,664
BOC Hong Kong (Holdings) Ltd.	9,000	21,539
Cathay Pacific Airways Ltd.	3,000	6,249
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cheung Kong Holdings Ltd.	3,000	$ 36,995
China Agri-Industries Holding Ltd.	3,000	3,930
China Everbright Ltd.	2,000	4,932
China Insurance International Holdings Co. Ltd. (a)	2,000	6,619
China Merchant Holdings International Co. Ltd.	4,000	13,895
China Mobile (Hong Kong) Ltd.	15,000	146,835
China Overseas Land & Investment Ltd.	10,000	19,417
China Resources Enterprise Ltd.	4,000	14,112
China Resources Power Holdings Co. Ltd.	4,000	8,109
China Travel International Investment HK Ltd.	4,000	988
China Unicom (Hong Kong) Ltd.	16,000	19,929
Citic Pacific Ltd.	2,000	4,360
CLP Holdings Ltd.	5,000	35,027
CNOOC Ltd.	44,000	77,394
Cosco Pacific Ltd.	2,000	2,697
Denway Motors Ltd.	12,000	7,048
Esprit Holdings Ltd.	2,669	19,119
Fosun International Ltd.	2,500	1,942
Franshion Properties China Ltd.	4,000	1,136
Fushan International Energy Group Ltd.	10,000	7,025
Guangdong Investment Ltd.	4,000	2,074
Hang Lung Group Ltd.	2,000	9,771
Hang Lung Properties Ltd.	6,000	21,584
Hang Seng Bank Ltd.	1,800	24,532
Henderson Land Development Co. Ltd.	3,000	18,909
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	600	342
Hong Kong & China Gas Co. Ltd.	9,000	21,839
Hong Kong Electric Holdings Ltd.	3,500	20,652
Hong Kong Exchanges and Clearing Ltd.	2,700	44,122
Hopewell Holdings Ltd.	1,000	2,914
Hutchison Whampoa Ltd.	5,000	34,315
Hysan Development Co. Ltd.	1,000	2,934
Kerry Properties Ltd.	2,000	9,226
Lenovo Group Ltd.	12,000	8,847
Lifestyle International Holdings Ltd.	1,000	1,946
Link (REIT)	5,075	12,450
Mongolia Energy Corp. Ltd. (a)	4,000	1,838
MTR Corp. Ltd.	3,500	12,265
New World Development Co. Ltd.	6,000	10,642
PCCW Ltd.	5,000	1,512
Poly (Hong Kong) Investments Ltd.	3,000	2,954
Shanghai Industrial Holdings Ltd.	1,000	4,320
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Shangri-La Asia Ltd.	4,000	$ 7,719
Sino Land Co.	4,027	7,227
Sino-Ocean Land Holdings Ltd.	7,000	5,367
Sinotruk Hong Kong Ltd.	1,000	968
Sun Hung Kai Properties Ltd.	4,000	55,456
Swire Pacific Ltd. (A Shares)	2,000	23,190
Television Broadcasts Ltd.	1,000	4,823
Wharf Holdings Ltd.	4,000	21,633
Wheelock and Co. Ltd.	2,000	6,226
Wing Hang Bank Ltd.	500	5,068
TOTAL HONG KONG		894,580
Hungary - 0.1%
Magyar Telekom PLC	1,113	3,970
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	120	12,216
OTP Bank Ltd. (a)	649	23,083
Richter Gedeon Ltd.	40	8,518
TOTAL HUNGARY		47,787
India - 1.7%
ABB Ltd. India	279	4,965
ACC Ltd.	235	4,778
Ambuja Cements Ltd.	900	2,447
Axis Bank Ltd.	524	14,882
Bajaj Auto Ltd.	70	3,305
Bharat Heavy Electricals Ltd.	328	18,330
Bharat Petroleum Corp. Ltd.	200	2,334
Cairn India Ltd. (a)	850	6,001
Cipla Ltd.	1,070	8,255
DLF Ltd.	1,163	8,080
Dr. Reddy's Laboratories Ltd.	295	8,337
GAIL India Ltd.	1,019	9,833
GMR Infrastructure Ltd. (a)	862	1,283
Grasim Industries Ltd.	30	1,881
HCL Technologies Ltd.	250	2,208
HDFC Bank Ltd.	653	29,134
Hero Honda Motors Ltd.	235	10,111
Hindalco Industries Ltd.	2,147	8,523
Hindustan Unilever Ltd.	2,054	11,100
Housing Development and Infrastructure Ltd. (a)	288	1,733
Housing Development Finance Corp. Ltd.	558	35,190
Common Stocks - continued
	Shares	Value
India - continued
ICICI Bank Ltd.	2,037	$ 43,289
Idea Cellular Ltd. (a)	1,295	1,776
Indiabulls Real Estate Ltd. (a)	430	1,624
Infosys Technologies Ltd.	1,178	72,039
Infrastructure Development Finance Co. Ltd.	1,381	5,270
ITC Ltd.	2,698	16,156
Jaiprakash Associates Ltd.	2,602	8,565
Jindal Steel & Power Ltd.	859	14,320
JSW Steel Ltd.	254	6,963
Kotak Mahindra Bank Ltd.	433	7,111
Larsen & Toubro Ltd.	460	16,644
Mahindra & Mahindra Ltd.	742	8,760
Maruti Suzuki India Ltd.	233	6,697
NTPC Ltd.	2,085	9,712
Oil & Natural Gas Corp. Ltd.	584	13,819
Ranbaxy Laboratories Ltd. (a)	180	1,791
Reliance Capital Ltd.	150	2,474
Reliance Communication Ltd.	1,390	5,078
Reliance Industries Ltd.	3,209	74,350
Reliance Infrastructure Ltd.	336	8,535
Reliance Natural Resource Ltd. (a)	1,139	1,781
Satyam Computer Services Ltd. (a)	700	1,467
Sesa Goa Ltd.	998	9,551
Siemens India Ltd.	130	2,072
State Bank of India	130	6,709
Steel Authority of India Ltd.	932	4,557
Sterlite Industries (India) Ltd.	862	15,873
Sun Pharmaceutical Industries Ltd.	146	5,183
Suzlon Energy Ltd. (a)	2,286	3,508
Tata Consultancy Services Ltd.	1,154	19,821
Tata Motors Ltd.	500	9,703
Tata Power Co. Ltd.	277	8,435
Tata Steel Ltd.	582	8,045
Unitech Ltd.	4,099	7,718
United Phosphorous Ltd.	332	1,269
United Spirits Ltd.	267	7,522
Wipro Ltd.	722	10,886
Zee Entertainment Enterprises Ltd.	270	1,840
TOTAL INDIA		643,623
Indonesia - 0.5%
PT Adaro Energy Tbk	24,000	5,754
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Aneka Tambang Tbk	5,000	$ 1,332
PT Astra Agro Lestari Tbk	500	1,214
PT Astra International Tbk	5,500	28,426
PT Bank Central Asia Tbk	29,000	17,362
PT Bank Danamon Indonesia Tbk Series A	7,000	4,441
PT Bank Mandiri Persero Tbk	19,500	12,352
PT Bank Negara Indonesia (Persero) Tbk	7,500	2,135
PT Bank Rakyat Indonesia Tbk	13,500	13,215
PT Bumi Resources Tbk	40,000	10,267
PT Indo Tambangraya Megah Tbk	1,000	4,281
PT Indocement Tunggal Prakarsa Tbk	5,000	8,665
PT Indofood Sukses Makmur Tbk	15,500	6,614
PT Indosat Tbk	2,000	1,298
PT International Nickel Indonesia Tbk	3,000	1,629
PT Lippo Karawaci Tbk (a)	14,500	931
PT Perusahaan Gas Negara Tbk Series B	27,000	12,128
PT Semen Gresik Tbk	2,500	2,252
PT Tambang Batubbara Bukit Asam Tbk	2,000	4,072
PT Telkomunikasi Indonesia Tbk Series B	23,000	19,859
PT Unilever Indonesia Tbk	3,500	5,338
PT United Tractors Tbk	4,000	8,550
TOTAL INDONESIA		172,115
Ireland - 0.2%
CRH PLC	1,671	47,791
Elan Corp. PLC (a)	1,346	9,112
Kerry Group PLC Class A	350	11,237
Ryanair Holdings PLC (a)	870	4,337
TOTAL IRELAND		72,477
Isle of Man - 0.0%
Genting International PLC (a)	12,000	8,309
Israel - 0.6%
Bank Hapoalim BM (Reg.) (a)	2,432	9,818
Bank Leumi le-Israel BM (a)	2,648	11,365
Bezeq Israeli Telecommunication Corp. Ltd.	3,447	8,423
Cellcom Israel Ltd.	119	3,606
Check Point Software Technologies Ltd. (a)	376	13,393
Delek Group Ltd.	6	1,312
Discount Investment Corp. Ltd.	36	831
Elbit Systems Ltd.	30	1,846
Israel Chemicals Ltd.	1,183	14,280
Common Stocks - continued
	Shares	Value
Israel - continued
Israel Corp. Ltd. (Class A) (a)	3	$ 2,374
Israel Discount Bank Ltd. (Class A) (a)	692	1,413
Makhteshim-Agan Industries	369	1,558
Mizrahi Tefahot Bank Ltd. (a)	173	1,543
Nice Systems Ltd. (a)	227	7,368
Ormat Industries Ltd.	91	728
Partner Communications Co. Ltd.	275	5,426
Teva Pharmaceutical Industries Ltd.	2,333	137,176
TOTAL ISRAEL		222,460
Italy - 1.9%
A2A SpA	3,725	6,297
Assicurazioni Generali SpA	2,995	63,226
Atlantia SpA	722	15,368
Autogrill SpA (a)	147	1,791
Banca Carige SpA	1,604	4,075
Banca Monte dei Paschi di Siena SpA	5,681	7,867
Banca Popolare di Milano	1,180	6,637
Banco Popolare Societa Cooperativa	1,489	9,534
Enel SpA	16,126	84,492
ENI SpA	6,430	143,722
EXOR SpA	102	1,868
Fiat SpA	2,008	26,359
Finmeccanica SpA	1,004	12,864
Fondiaria-Sai SpA	88	1,219
Intesa Sanpaolo SpA	19,743	65,079
Italcementi SpA	100	1,137
Luxottica Group SpA	341	9,345
Mediaset SpA	1,571	12,442
Mediobanca SpA	1,048	9,674
Mediolanum SpA	309	1,571
Parmalat SpA	4,046	10,652
Pirelli & C SpA	3,704	2,131
Prysmian SpA	341	6,141
Saipem SpA	615	22,968
Snam Rete Gas SpA	3,934	18,685
Telecom Italia SpA	26,362	36,861
Terna SpA	3,680	14,919
UniCredit SpA	41,558	108,923
Unione di Banche Italiane SCpA	1,319	16,336
Unipol Gruppo Finanziario SpA	1,046	1,096
TOTAL ITALY		723,279
Common Stocks - continued
	Shares	Value
Japan - 14.7%
77 Bank Ltd.	1,000	$ 5,706
ABC-Mart, Inc.	100	3,577
ACOM Co. Ltd.	60	950
Advantest Corp.	400	10,336
Aeon Co. Ltd.	1,800	20,611
Aeon Credit Service Co. Ltd.	100	1,092
Aeon Mall Co. Ltd.	200	4,235
Air Water, Inc.	1,000	11,115
Aisin Seiki Co. Ltd.	500	15,272
Ajinomoto Co., Inc.	2,000	18,786
Alfresa Holdings Corp.	100	5,036
All Nippon Airways Co. Ltd.	3,000	9,517
Amada Co. Ltd.	1,000	8,261
Aozora Bank Ltd. (a)	1,000	1,437
Asahi Breweries Ltd.	1,100	19,761
Asahi Glass Co. Ltd.	2,000	23,635
Asahi Kasei Corp.	3,000	16,866
Asics Corp.	1,000	9,592
Astellas Pharma, Inc.	1,200	42,020
Bank of Kyoto Ltd.	1,000	8,826
Bank of Yokohama Ltd.	3,000	15,599
Benesse Corp.	200	9,220
Bridgestone Corp.	1,400	23,334
Brother Industries Ltd.	500	6,100
Canon Marketing Japan, Inc.	100	1,575
Canon, Inc.	2,600	118,939
Casio Computer Co. Ltd.	500	3,932
Central Japan Railway Co.	4	32,573
Chiba Bank Ltd.	2,000	12,667
Chubu Electric Power Co., Inc.	1,600	37,176
Chugai Pharmaceutical Co. Ltd.	500	9,046
Chugokun Electric Power Co.	700	13,384
Chuo Mitsui Trust Holdings, Inc.	2,000	7,631
Citizen Holdings Co. Ltd.	400	2,778
Coca-Cola West Co. Ltd.	100	1,772
Cosmo Oil Co. Ltd.	2,000	5,408
Credit Saison Co. Ltd.	500	7,313
Dai Nippon Printing Co. Ltd.	1,000	13,855
Dai-ichi Mutual Life Insurance Co.	20	34,174
Daicel Chemical Industries Ltd.	1,000	6,462
Daido Steel Co. Ltd.	1,000	4,301
Daihatsu Motor Co. Ltd.	1,000	9,688
Common Stocks - continued
	Shares	Value
Japan - continued
Daiichi Sankyo Kabushiki Kaisha	1,600	$ 27,807
Daikin Industries Ltd.	600	22,627
Dainippon Sumitomo Pharma Co. Ltd.	200	1,656
Daito Trust Construction Co.	200	10,731
Daiwa House Industry Co. Ltd.	1,000	10,760
Daiwa Securities Group, Inc.	4,000	20,690
Denki Kagaku Kogyo KK	1,000	4,456
Denso Corp.	1,200	35,022
Dentsu, Inc.	400	10,888
Dowa Holdings Co. Ltd.	1,000	5,552
East Japan Railway Co.	900	60,208
Eisai Co. Ltd.	700	23,926
Electric Power Development Co. Ltd.	400	12,328
Elpida Memory, Inc. (a)	400	8,645
FamilyMart Co. Ltd.	100	3,449
Fanuc Ltd.	500	59,046
Fast Retailing Co. Ltd.	100	15,154
Fuji Electric Holdings Co. Ltd. (a)	1,000	3,004
Fuji Heavy Industries Ltd. (a)	1,000	5,597
Fuji Media Holdings, Inc.	1	1,620
Fujifilm Holdings Corp.	1,100	37,701
Fujitsu Ltd.	4,000	28,129
Fukuoka Financial Group, Inc.	2,000	8,678
Furukawa Electric Co. Ltd.	1,000	4,957
GS Yuasa Corp.	1,000	7,125
Gunma Bank Ltd.	1,000	5,408
Hakuhodo DY Holdings, Inc.	30	1,709
Hankyu Hanshin Holdings, Inc.	2,000	9,326
Hirose Electric Co. Ltd.	100	10,806
Hiroshima Bank Ltd.	1,000	4,109
Hisamitsu Pharmaceutical Co., Inc.	200	7,388
Hitachi Chemical Co. Ltd.	300	6,538
Hitachi Construction Machinery Co. Ltd.	300	6,379
Hitachi High-Technologies Corp.	100	2,203
Hitachi Ltd. (a)	11,000	48,349
Hokkaido Electric Power Co., Inc.	400	7,772
Hokuhoku Financial Group, Inc.	3,000	5,973
Hokuriku Electric Power Co., Inc.	400	8,296
Honda Motor Co. Ltd.	4,100	138,741
Hoya Corp.	1,000	27,797
Ibiden Co. Ltd.	300	10,891
Idemitsu Kosan Co., Ltd.	100	8,336
Common Stocks - continued
	Shares	Value
Japan - continued
Inpex Corp.	2	$ 14,075
Isetan Mitsukoshi Holdings Ltd.	1,000	11,549
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	3,000	6,004
Isuzu Motors Ltd. (a)	4,000	12,727
Ito En Ltd.	100	1,551
Itochu Corp.	3,600	31,191
ITOCHU Techno-Solutions Corp.	100	3,790
Iyo Bank Ltd.	1,000	9,337
J Front Retailing Co. Ltd.	1,000	5,824
JAFCO Co. Ltd.	100	3,096
Japan Petroleum Exploration Co. Ltd.	100	5,142
Japan Prime Realty Investment Corp.	1	2,394
Japan Real Estate Investment Corp.	1	8,357
Japan Retail Fund Investment Corp.	4	5,391
Japan Steel Works Ltd.	1,000	10,953
Japan Tobacco, Inc.	11	38,122
JFE Holdings, Inc.	1,200	42,797
JGC Corp.	1,000	17,268
Joyo Bank Ltd.	1,000	4,173
JS Group Corp.	700	13,832
JSR Corp.	400	8,168
JTEKT Corp.	500	5,746
Jupiter Telecommunications Co.	3	3,034
JX Holdings, Inc. (a)	5,710	31,854
Kajima Corp.	2,000	5,082
Kamigumi Co. Ltd.	1,000	8,293
Kaneka Corp.	1,000	6,335
Kansai Electric Power Co., Inc.	1,800	40,053
Kansai Paint Co. Ltd.	1,000	7,612
Kao Corp.	1,400	34,136
Kawasaki Heavy Industries Ltd.	4,000	12,541
Kawasaki Kisen Kaisha Ltd. (a)	2,000	8,500
KDDI Corp.	7	33,752
Keihin Electric Express Railway Co. Ltd.	1,000	8,400
Keio Corp.	1,000	6,467
Keisei Electric Railway Co.	1,000	5,921
Keyence Corp.	100	23,943
Kintetsu Corp.	5,000	15,810
Kirin Holdings Co. Ltd.	2,000	28,655
Kobe Steel Ltd.	7,000	15,624
Komatsu Ltd.	2,300	46,364
Konami Corp.	300	5,821
Common Stocks - continued
	Shares	Value
Japan - continued
Konica Minolta Holdings, Inc.	1,500	$ 18,975
Kubota Corp.	3,000	26,351
Kuraray Co. Ltd.	1,000	13,092
Kuraya Sanseido, Inc.	500	6,233
Kurita Water Industries Ltd.	300	8,678
Kyocera Corp.	400	40,165
Kyowa Hakko Kirin Co., Ltd.	1,000	10,493
Kyushu Electric Power Co., Inc.	900	18,224
Lawson, Inc.	100	4,429
Mabuchi Motor Co. Ltd.	100	5,525
Makita Corp.	300	9,342
Marubeni Corp.	4,000	23,603
Marui Group Co. Ltd.	500	3,953
Maruichi Steel Tube Ltd.	100	1,931
Matsui Securities Co. Ltd.	200	1,502
Mazda Motor Corp.	4,000	11,813
McDonald's Holdings Co. (Japan) Ltd.	100	2,129
Meiji Holdings Co. Ltd. (a)	100	3,610
Minebea Ltd.	1,000	5,803
Mitsubishi Chemical Holdings Corp.	3,000	16,012
Mitsubishi Corp.	3,100	73,436
Mitsubishi Electric Corp.	5,000	44,565
Mitsubishi Estate Co. Ltd.	3,000	54,085
Mitsubishi Gas Chemical Co., Inc.	1,000	6,068
Mitsubishi Heavy Industries Ltd.	8,000	32,226
Mitsubishi Materials Corp. (a)	3,000	8,992
Mitsubishi Motors Corp. of Japan (a)	8,000	10,956
Mitsubishi Tanabe Pharma Corp.	1,000	13,265
Mitsubishi UFJ Financial Group, Inc.	31,800	165,720
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	7,782
Mitsui & Co. Ltd.	4,500	67,635
Mitsui Chemicals, Inc.	3,000	9,855
Mitsui Engineering & Shipbuilding Co.	2,000	5,329
Mitsui Fudosan Co. Ltd.	2,000	37,041
Mitsui Mining & Smelting Co. Ltd. (a)	1,000	2,740
Mitsui O.S.K. Lines Ltd.	3,000	22,430
Mitsumi Electric Co. Ltd.	200	4,352
Mizuho Financial Group, Inc.	35,200	67,782
Mizuho Securities Co. Ltd.	1,000	2,770
Mizuho Trust & Banking Co. Ltd. (a)	2,000	1,969
MS&AD Insurance Group Holdings, Inc. (a)	1,290	37,080
Murata Manufacturing Co. Ltd.	500	29,809
Common Stocks - continued
	Shares	Value
Japan - continued
Namco Bandai Holdings, Inc.	500	$ 5,004
NEC Corp. (a)	6,000	19,756
NGK Insulators Ltd.	1,000	19,709
NHK Spring Co. Ltd.	1,000	9,677
Nidec Corp.	300	31,076
Nikon Corp.	900	20,432
Nintendo Co. Ltd.	200	67,189
Nippon Building Fund, Inc.	1	8,389
Nippon Electric Glass Co. Ltd.	1,000	15,341
Nippon Express Co. Ltd.	2,000	9,423
Nippon Meat Packers, Inc.	1,000	12,633
Nippon Paper Group, Inc.	300	8,426
Nippon Sheet Glass Co. Ltd.	2,000	6,570
Nippon Steel Corp.	13,000	46,125
Nippon Telegraph & Telephone Corp.	1,300	52,917
Nippon Yusen KK	4,000	16,446
Nishi-Nippon City Bank Ltd.	2,000	5,770
Nissan Motor Co. Ltd. (a)	6,400	55,690
Nissha Printing Co. Ltd.	100	3,508
Nisshin Seifun Group, Inc.	500	6,147
Nisshin Steel Co. Ltd.	1,000	2,140
Nisshinbo Holdings, Inc.	1,000	10,622
Nissin Food Holdings Co. Ltd.	200	6,718
Nitori Co. Ltd.	100	7,846
Nitto Denko Corp.	500	19,669
NKSJ Holdings, Inc. (a)	3,800	27,591
NOK Corp.	200	3,424
Nomura Holdings, Inc.	9,500	65,669
Nomura Real Estate Holdings, Inc.	200	3,558
Nomura Real Estate Office Fund, Inc.	1	5,653
Nomura Research Institute Ltd.	300	7,700
NSK Ltd.	1,000	7,628
NTN Corp.	1,000	4,392
NTT Data Corp.	3	10,832
NTT DoCoMo, Inc.	37	57,567
NTT Urban Development Co.	2	1,950
Obayashi Corp.	2,000	8,937
Obic Co. Ltd.	10	2,011
Odakyu Electric Railway Co. Ltd.	1,000	8,348
Oji Paper Co. Ltd.	2,000	9,422
Olympus Corp.	500	15,131
Omron Corp.	600	14,034
Common Stocks - continued
	Shares	Value
Japan - continued
Ono Pharmaceutical Co. Ltd.	200	$ 8,293
Oracle Corp. Japan	100	4,956
Oriental Land Co. Ltd.	100	7,090
ORIX Corp.	280	25,785
Osaka Gas Co. Ltd.	5,000	17,400
Otsuka Corp.	100	7,133
Panasonic Corp.	4,800	70,347
Panasonic Electric Works Co., Ltd.	1,000	12,312
Rakuten, Inc.	16	12,418
Resona Holdings, Inc.	1,100	13,436
Ricoh Co. Ltd.	2,000	33,977
Rinnai Corp.	100	4,913
ROHM Co. Ltd.	200	14,926
Sankyo Co. Ltd. (Gunma)	100	4,636
Santen Pharmaceutical Co. Ltd.	200	6,388
Sanyo Electric Co. Ltd. (a)	5,000	7,942
Sapporo Breweries Ltd.	1,000	4,913
Sapporo Hokuyo Holdings, Inc.	400	1,844
SBI Holdings, Inc.	49	10,642
Secom Co. Ltd.	500	21,709
Sega Sammy Holdings, Inc.	600	7,870
Seiko Epson Corp.	400	7,112
Sekisui Chemical Co. Ltd.	1,000	6,856
Sekisui House Ltd.	2,000	19,065
Senshu Ikeda Holdings, Inc. (a)	700	1,200
Seven & i Holdings Co., Ltd.	1,900	48,588
Seven Bank Ltd.	1	1,967
Sharp Corp.	2,000	25,905
Shikoku Electric Power Co., Inc.	500	13,398
SHIMANO, Inc.	100	4,567
SHIMIZU Corp.	1,000	4,006
Shin-Etsu Chemical Co., Ltd.	1,000	57,649
Shinko Electric Industries Co.Ltd.	100	1,789
Shinsei Bank Ltd. (a)	1,000	1,298
Shionogi & Co. Ltd.	700	12,637
Shiseido Co. Ltd.	1,000	20,965
Shizuoka Bank Ltd.	1,000	8,391
Showa Denko KK	3,000	6,819
Showa Shell Sekiyu KK	600	4,069
SMC Corp.	100	14,404
SOFTBANK CORP.	1,800	40,259
Sojitz Corp.	2,800	5,050
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	2,600	$ 89,026
Sony Financial Holdings, Inc.	3	10,827
Square Enix Holdings Co. Ltd.	100	2,114
Stanley Electric Co. Ltd.	500	10,290
Sumco Corp.	400	8,849
Sumitomo Chemical Co. Ltd.	4,000	18,902
Sumitomo Corp.	2,700	32,515
Sumitomo Electric Industries Ltd.	1,700	20,921
Sumitomo Heavy Industries Ltd. (a)	1,000	6,574
Sumitomo Metal Industries Ltd.	8,000	21,716
Sumitomo Metal Mining Co. Ltd.	1,000	14,795
Sumitomo Mitsui Financial Group, Inc.	3,200	105,836
Sumitomo Realty & Development Co. Ltd.	1,000	20,520
Sumitomo Rubber Industries Ltd.	400	3,594
Sumitomo Trust & Banking Co. Ltd.	3,000	18,144
Suzuken Co. Ltd.	200	7,644
Suzuki Motor Corp.	800	16,817
Sysmex Corp.	100	6,015
T&D Holdings, Inc.	700	18,287
Taiheiyo Cement Corp. (a)	1,000	1,414
Taisei Corp.	3,000	6,835
Taiyo Nippon Sanso Corp.	1,000	9,028
Takashimaya Co. Ltd.	1,000	9,481
Takeda Pharmaceutical Co. Ltd.	1,800	77,288
TDK Corp.	300	19,201
Teijin Ltd.	2,000	6,382
Terumo Corp.	500	25,474
The Hachijuni Bank Ltd.	1,000	5,632
The Suruga Bank Ltd.	1,000	9,837
THK Co. Ltd.	400	8,794
Tobu Railway Co. Ltd.	2,000	10,552
Toho Co. Ltd.	200	3,448
Toho Gas Co. Ltd.	1,000	5,057
Tohoku Electric Power Co., Inc.	1,000	20,388
Tokio Marine Holdings, Inc.	1,700	50,613
Tokuyama Corp.	1,000	5,643
Tokyo Electric Power Co.	3,000	75,293
Tokyo Electron Ltd.	400	26,227
Tokyo Gas Co., Ltd.	6,000	25,499
Tokyo Steel Manufacturing Co. Ltd.	400	5,404
Tokyo Tatemono Co. Ltd.	1,000	4,642
Tokyu Corp.	3,000	12,530
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyu Land Corp.	2,000	$ 8,549
TonenGeneral Sekiyu KK	1,000	8,549
Toppan Printing Co. Ltd.	1,000	9,120
Toray Industries, Inc.	3,000	17,242
Toshiba Corp. (a)	10,000	57,649
Tosoh Corp.	1,000	2,816
Toto Ltd.	1,000	6,732
Toyo Seikan Kaisha Ltd.	300	5,162
Toyoda Gosei Co. Ltd.	100	2,796
Toyota Boshoku Corp.	100	1,799
Toyota Industries Corp.	500	14,649
Toyota Motor Corp.	7,300	282,072
Toyota Tsusho Corp.	600	8,949
Trend Micro, Inc.	300	10,178
Tsumura & Co.	100	2,928
Ube Industries Ltd.	3,000	7,583
Uni-Charm Corp.	100	9,731
UNY Co. Ltd.	300	2,721
Ushio, Inc.	200	3,328
USS Co. Ltd.	30	2,054
West Japan Railway Co.	4	14,540
Yahoo! Japan Corp.	36	13,784
Yakult Honsha Co. Ltd.	300	7,870
Yamada Denki Co. Ltd.	220	17,215
Yamaguchi Financial Group, Inc.	1,000	10,050
Yamaha Corp.	300	3,669
Yamaha Motor Co. Ltd. (a)	700	10,351
Yamato Holdings Co. Ltd.	1,000	14,290
Yamato Kogyo Co. Ltd.	100	3,193
Yaskawa Electric Corp.	1,000	8,900
Yokogawa Electric Corp.	500	4,274
TOTAL JAPAN		5,657,554
Korea (South) - 2.8%
Amorepacific Corp.	11	8,307
Busan Bank	230	2,447
Celltrion, Inc. (a)	184	3,554
Cheil Industries, Inc.	156	11,181
CJ CheilJedang Corp.	11	2,187
Daegu Bank Co. Ltd.	170	2,247
Daelim Industrial Co.	98	5,565
Daewoo Engineering & Construction Co. Ltd.	160	1,488
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daewoo International Corp.	72	$ 2,281
Daewoo Securities Co. Ltd.	280	5,258
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	140	2,660
DC Chemical Co. Ltd.	45	8,532
Dongbu Insurance Co. Ltd.	60	1,893
Dongkuk Steel Mill Co. Ltd.	50	1,045
Doosan Co. Ltd.	14	1,529
Doosan Heavy Industries & Construction Co. Ltd.	102	7,480
Doosan Infracore Co. Ltd.	110	2,185
Glovis Co. Ltd.	52	5,756
GS Engineering & Construction Corp.	99	7,482
GS Holdings Corp.	120	4,173
Hana Financial Group, Inc.	430	13,373
Hanjin Heavy Industries & Consolidated Co. Ltd.	40	990
Hanjin Shipping Co. Ltd. (a)	67	1,949
Hanjin Shipping Holdngs Co. Ltd.	12	212
Hankook Tire Co. Ltd.	110	2,458
Hanwha Chemical Corp.	110	1,655
Hanwha Corp.	70	2,588
HITE Brewery Co. Ltd.	7	824
Honam Petrochemical Corp.	20	2,592
Hynix Semiconductor, Inc. (a)	1,250	31,634
Hyosung Corp.	32	2,271
Hyundai Department Store Co. Ltd.	21	1,877
Hyundai Engineering & Construction Co. Ltd.	145	7,002
Hyundai Heavy Industries Co. Ltd.	104	23,535
Hyundai Industrial Development & Construction Co.	80	1,973
Hyundai Mipo Dockyard Co. Ltd.	16	2,253
Hyundai Mobis	146	24,229
Hyundai Motor Co.	402	49,020
Hyundai Securities Co. Ltd.	450	5,259
Hyundai Steel Co.	134	10,926
Industrial Bank of Korea	550	7,647
Kangwon Land, Inc.	370	5,738
KB Financial Group, Inc.	859	41,848
KCC Corp.	7	1,968
Kia Motors Corp.	560	13,662
Korea Electric Power Corp. (a)	700	21,233
Korea Exchange Bank	730	8,909
Korea Gas Corp.	33	1,329
Korea Investment Holdings Co. Ltd.	50	1,460
Korea Life Insurance Co. Ltd.	250	2,056
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Zinc Co. Ltd.	12	$ 2,089
Korean Air Lines Co. Ltd. (a)	81	5,085
KT Corp.	310	13,757
KT&G Corp.	312	15,724
LG Chemical Ltd.	108	27,307
LG Corp.	266	18,135
LG Display Co. Ltd.	630	26,789
LG Electronics, Inc.	221	24,094
LG Household & Health Care Ltd.	19	5,191
LG Telecom Ltd.	908	6,848
Lotte Confectionery Co. Ltd.	1	1,104
Lotte Shopping Co. Ltd.	27	7,657
LS Cable Ltd.	25	2,039
LS Industrial Systems Ltd.	23	1,515
Mirae Asset Securities Co. Ltd.	33	1,638
NCsoft Corp.	50	7,433
NHN Corp. (a)	103	17,170
POSCO	160	71,740
S-Oil Corp.	160	8,155
S1 Corp.	24	1,025
Samsung C&T Corp.	348	16,454
Samsung Card Co. Ltd.	132	6,552
Samsung Electro-Mechanics Co. Ltd.	167	21,083
Samsung Electronics Co. Ltd.	280	212,866
Samsung Engineering Co. Ltd.	88	8,480
Samsung Fire & Marine Insurance Co. Ltd.	84	15,527
Samsung Heavy Industries Ltd.	440	10,096
Samsung SDI Co. Ltd.	86	11,456
Samsung Securities Co. Ltd.	148	8,171
Samsung Techwin Co. Ltd.	112	8,902
Shinhan Financial Group Co. Ltd.	1,050	44,658
Shinsegae Co. Ltd.	35	16,045
SK Broadband Co., Ltd. (a)	203	1,006
SK Energy Co. Ltd.	147	16,014
SK Holdings Co. Ltd.	80	6,290
SK Networks Co. Ltd.	100	995
SK Telecom Co. Ltd.	111	17,320
STX Pan Ocean Co. Ltd. (Korea)	150	1,766
STX Shipbuilding Co. Ltd.	60	725
Taewoong Co. Ltd.	12	797
Tong Yang Securities, Inc.	100	856
Woongjin Coway Co. Ltd.	70	2,305
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Woori Finance Holdings Co. Ltd.	690	$ 10,945
Woori Investment & Securities Co. Ltd.	120	1,753
Yuhan Corp.	12	1,718
TOTAL KOREA (SOUTH)		1,086,995
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	2,187	85,117
Millicom International Cellular SA unit	188	16,337
SES SA FDR (France) unit	781	17,902
Tenaris SA	1,096	22,009
TOTAL LUXEMBOURG		141,365
Malaysia - 0.6%
AirAsia Bhd (a)	1,900	800
AMMB Holdings Bhd	5,600	8,692
Axiata Group Bhd	5,200	6,331
Berjaya Sports Toto Bhd	1,100	1,570
British American Tobacco (Malaysia) Bhd	500	6,880
Bumiputra-Commerce Holdings Bhd	5,300	23,461
Bursa Malaysia Bhd	500	1,196
DiGi.com Bhd	1,200	8,535
Gamuda Bhd	2,200	2,058
Gamuda Bhd rights 5/18/10 (a)	275	69
Genting Bhd	5,200	11,238
Genting Malaysia Bhd	10,000	9,025
Genting Plantations Bhd	400	848
Hong Leong Bank BHD	600	1,630
Hong Leong Credit BHD	500	1,357
IGB Corp. Bhd	1,500	858
IJM Corp. Bhd	1,600	2,463
IOI Corp. Bhd	8,100	13,744
KLCC Property Holdings Bhd	800	805
Kuala Lumpur Kepong Bhd	1,600	8,251
Lafarge Malayan Cement Bhd	500	1,054
Malayan Banking Bhd	8,100	19,333
Malaysian Airline System Bhd (a)	4,900	3,319
Malaysian Plantations Bhd	1,300	1,267
Maxis Bhd	5,500	9,152
MISC Bhd	4,500	12,562
MMC Corp. Bhd	1,100	854
Parkson Holdings Bhd	707	1,282
Petronas Dagangan BHD	300	850
Common Stocks - continued
	Shares	Value
Malaysia - continued
Petronas Gas BHD	700	$ 2,187
PLUS Expressways Bhd	2,100	2,258
PPB Group Bhd	1,700	9,457
Public Bank Bhd	42	158
Public Bank Bhd (For. Reg.)	2,900	10,911
RHB Capital BHD	600	1,157
Sime Darby Bhd	8,200	22,459
SP Setia Bhd	1,100	1,444
Telekom Malaysia Bhd	1,400	1,519
Tenaga Nasional BHD	4,700	12,489
UMW Holdings Bhd	800	1,581
YTL Corp. Bhd	3,100	7,184
YTL Power International Bhd	2,900	1,987
TOTAL MALAYSIA		234,275
Mauritius - 0.0%
Golden Agri-Resources Ltd.	21,000	8,871
Mexico - 1.0%
Alfa SA de CV Series A	1,000	7,782
America Movil SAB de CV Series L	46,200	119,284
Carso Global Telecom Sab de CV Series A1 (a)	2,000	10,129
Cemex SA de CV unit	21,800	26,071
Coca-Cola FEMSA SAB de CV Series L	400	2,804
Desarrolladora Homex SAB de CV (a)	300	1,448
Fomento Economico Mexicano SAB de CV unit	5,000	23,719
Grupo Aeroportuario del Pacifico SA de CV Series B	700	2,479
Grupo Bimbo Sab de CV Series A	700	5,596
Grupo Carso SA de CV Series A1	1,300	4,753
Grupo Elektra SA de CV	200	9,518
Grupo Financiero Banorte SAB de CV Series O	3,200	13,290
Grupo Financiero Inbursa SA de CV Series O	1,400	4,711
Grupo Mexico SA de CV Series B	9,400	24,705
Grupo Modelo SAB de CV Series C	1,600	8,826
Grupo Televisa SA de CV	6,500	27,054
Industrias Penoles SA de CV	305	6,432
Kimberly-Clark de Mexico SA de CV Series A	1,700	9,863
Mexichem SAB de CV	1,900	5,441
Telefonos de Mexico SA de CV Series L	13,300	10,265
Telmex Internacional SAB de CV Series L	12,600	12,069
Common Stocks - continued
	Shares	Value
Mexico - continued
Urbi, Desarrollos Urbanos, SA de CV (a)	700	$ 1,615
Wal-Mart de Mexico SA de CV Series V	14,000	32,598
TOTAL MEXICO		370,452
Morocco - 0.0%
Attijariwafa Bank	41	1,516
Douja Promotion Groupe Addoha SA	141	1,993
Maroc Telecom	518	10,051
ONA SA	8	1,541
TOTAL MOROCCO		15,101
Netherlands - 1.9%
Aegon NV (a)	4,173	29,189
Akzo Nobel NV	547	32,350
ASML Holding NV (Netherlands)	1,026	33,669
Corio NV	145	8,390
European Aeronautic Defence and Space Co. EADS NV	928	17,238
Fugro NV (Certificaten Van Aandelen) unit	167	10,872
Heineken Holding NV (A Shares)	267	10,930
Heineken NV (Bearer)	649	30,265
ING Groep NV (Certificaten Van Aandelen) unit (a)	9,278	82,841
James Hardie Industries NV unit (a)	1,236	8,663
Koninklijke Ahold NV	3,119	42,773
Koninklijke Boskalis Westminster NV	195	8,797
Koninklijke KPN NV	4,060	60,919
Koninklijke Philips Electronics NV	2,428	81,539
QIAGEN NV (a)	658	15,117
Randstad Holdings NV (a)	232	11,757
Reed Elsevier NV	1,961	23,357
Royal DSM NV	426	19,030
SBM Offshore NV	434	8,541
STMicroelectronics NV	1,647	15,252
TNT NV	864	26,407
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	4,013	122,100
Vopak NV	73	5,988
Wolters Kluwer NV (Certificaten Van Aandelen)	780	15,939
TOTAL NETHERLANDS		721,923
New Zealand - 0.1%
Auckland International Airport Ltd.	1,231	1,798
Contact Energy Ltd.	429	1,949
Fletcher Building Ltd.	1,654	10,111
Common Stocks - continued
	Shares	Value
New Zealand - continued
Sky City Entertainment Group Ltd.	833	$ 1,913
Telecom Corp. of New Zealand Ltd.	5,240	8,195
TOTAL NEW ZEALAND		23,966
Norway - 0.4%
DnB NOR ASA	2,222	26,301
Norsk Hydro ASA	1,600	12,527
Orkla ASA (A Shares)	2,200	18,539
Renewable Energy Corp. ASA (a)	1,000	3,398
Renewable Energy Corp. ASA rights 5/20/10 (a)	500	693
StatoilHydro ASA	2,750	66,503
Telenor ASA (a)	1,900	27,014
Yara International ASA	450	15,617
TOTAL NORWAY		170,592
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	471	15,491
Philippines - 0.1%
Ayala Corp.	250	1,910
Ayala Land, Inc.	7,200	2,225
Banco de Oro Universal Bank	1,100	1,038
Bank of the Philippine Islands (BPI)	1,800	1,840
Globe Telecom, Inc.	50	1,079
Jollibee Food Corp.	700	920
Manila Electric Co.	1,570	6,209
Metropolitan Bank & Trust Co.	1,000	1,191
Philippine Long Distance Telephone Co.	150	8,393
PNOC Energy Development Corp.	35,000	4,247
SM Investments Corp.	260	2,322
SM Prime Holdings, Inc.	6,000	1,382
TOTAL PHILIPPINES		32,756
Poland - 0.3%
Asseco Poland SA	81	1,563
Asseco Poland SA rights (a)	81	4
Bank Handlowy w Warszawie SA (a)	45	1,236
Bank Millennium SA (a)	668	1,101
Bank Polska Kasa Opieki SA	326	18,665
Bank Zachodni WBK SA	58	4,289
BRE Bank SA (a)	15	1,435
Cyfrowy Polsat SA	148	742
Getin Holding SA (a)	445	1,648
Common Stocks - continued
	Shares	Value
Poland - continued
Globe Trade Centre SA (a)	170	$ 1,349
Grupa Lotos SA (a)	93	1,041
ING Bank Slaski SA (a)	4	1,058
KGHM Polska Miedz SA (Bearer)	398	14,917
PBG SA	13	1,045
Polish Oil & Gas Co.	1,657	1,961
Polska Grupa Energetyczna SA	896	6,710
Polski Koncern Naftowy Orlen SA (a)	814	10,798
Powszechna Kasa Oszczednosci Bank SA	1,689	24,462
Telekomunikacja Polska SA	1,745	9,500
TVN SA	196	1,262
TOTAL POLAND		104,786
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	6,979	6,555
Banco Espirito Santo SA (Reg.)	1,428	6,837
Brisa Auto-Estradas de Portugal SA	255	1,808
Cimpor-Cimentos de Portugal SGPS SA	578	4,193
Energias de Portugal SA	4,836	17,309
Galp Energia SGPS SA Class B	324	5,195
Jeronimo Martins SGPS SA	558	5,775
Portugal Telecom SGPS SA (Reg.)	1,623	16,520
TOTAL PORTUGAL		64,192
Russia - 1.3%
Comstar United TeleSystems OJSC GDR (Reg. S)	235	1,536
Federal Grid Co. Unified Energy System JSC (a)	409,610	5,005
Gazprom Neft (a)	467	2,569
Gazprom Neft sponsored ADR	150	4,125
Lukoil Oil Co. (a)	665	37,972
Lukoil Oil Co. sponsored ADR	509	28,631
Mechel Steel Group OAO sponsored ADR	407	10,460
Mobile TeleSystems OJSC sponsored ADR	466	25,747
Novolipetsk Steel Ojsc (a)	162	5,834
OAO Gazprom (a)	13,463	79,701
OAO Gazprom sponsored ADR (Reg. S)	2,573	59,066
OAO NOVATEK GDR	222	16,633
OAO Tatneft sponsored ADR	590	17,790
OAO TMK unit (a)	177	3,648
OJSC MMC Norilsk Nickel (a)	122	23,660
OJSC MMC Norilsk Nickel ADR (a)	900	16,987
OJSC Oil Co. Rosneft (a)	1,806	14,918
Common Stocks - continued
	Shares	Value
Russia - continued
OJSC Oil Company Rosneft GDR (Reg. S)	1,488	$ 11,908
Pharmstandard OJSC unit (a)	182	5,091
Polymetal JSC (a)	111	1,149
Polyus Gold OJSC	108	5,015
Polyus Gold OJSC sponsored ADR	176	4,402
RusHydro JSC (a)	144,700	7,944
RusHydro JSC sponsored ADR (a)	1,221	6,997
Sberbank (Savings Bank of the Russian Federation)	21,672	58,514
Severstal JSC (a)	285	3,805
Severstal JSC GDR (Reg. S) (a)	200	2,691
Sistema JSFC sponsored GDR (a)	202	5,372
Surgutneftegaz JSC:
(Reg.)	10,100	10,100
sponsored ADR	1,320	12,493
Uralkali JSC (a)	1,055	4,959
VTB Bank JSC (a)	2,224,000	6,227
VTB Bank JSC unit	1,607	8,570
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	200	4,350
TOTAL RUSSIA		513,869
Singapore - 0.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,000	4,188
CapitaLand Ltd.	6,000	16,207
CapitaMall Trust	7,000	9,874
CapitaMalls Asia Ltd.	5,000	7,888
City Developments Ltd.	1,000	7,683
ComfortDelgro Corp. Ltd.	5,000	5,680
Cosco Corp. Singapore Ltd.	1,000	1,250
DBS Group Holdings Ltd.	5,000	55,055
Fraser & Neave Ltd.	2,000	7,107
Keppel Corp. Ltd.	3,000	21,286
Neptune Orient Lines Ltd.	3,000	4,706
Olam International Ltd.	2,000	3,774
Oversea-Chinese Banking Corp. Ltd.	7,000	44,456
SembCorp Industries Ltd.	3,000	9,125
SembCorp Marine Ltd.	2,000	6,120
Singapore Airlines Ltd.	1,000	10,979
Singapore Exchange Ltd.	2,000	11,857
Singapore Press Holdings Ltd.	4,000	11,948
Singapore Technologies Engineering Ltd.	4,000	9,187
Singapore Telecommunications Ltd.	19,000	41,910
StarHub Ltd.	1,000	1,697
Common Stocks - continued
	Shares	Value
Singapore - continued
United Overseas Bank Ltd.	3,000	$ 43,890
UOL Group Ltd.	1,000	2,776
Wilmar International Ltd.	3,000	15,063
Yangzijiang Shipbuilding Holdings Ltd.	5,000	4,857
TOTAL SINGAPORE		358,563
South Africa - 1.5%
Absa Group Ltd.	724	13,722
African Bank Investments Ltd.	2,223	10,699
African Rainbow Minerals Ltd.	219	5,922
Anglo Platinum Ltd. (a)	184	20,167
AngloGold Ashanti Ltd.	722	30,447
ArcelorMittal South Africa Ltd. (a)	591	6,809
Aspen Pharmacare Holdings Ltd. (a)	765	8,648
Aveng Ltd.	925	4,659
Bidvest Group Ltd.	669	12,499
Discovery Holdings Ltd.	375	1,823
Exxaro Resources Ltd.	284	4,748
FirstRand Ltd.	6,643	18,374
Foschini Ltd.	708	6,566
Gold Fields Ltd.	1,625	21,706
Growthpoint Properties Ltd.	4,463	9,196
Harmony Gold Mining Co. Ltd.	944	9,202
Impala Platinum Holdings Ltd.	1,279	36,501
Imperial Holdings Ltd.	372	4,961
Investec Ltd.	754	6,370
Kumba Iron Ore Ltd.	222	10,573
Liberty Holdings Ltd.	162	1,665
Massmart Holdings Ltd.	628	9,352
MTN Group Ltd.	3,671	54,331
Murray & Roberts Holdings Ltd.	1,104	6,188
Naspers Ltd. Class N	919	37,325
Nedbank Group Ltd.	539	9,769
Netcare Ltd.	1,320	2,421
Northam Platinum Ltd.	204	1,457
Pick 'n Pay Stores Ltd.	320	1,807
Pretoria Portland Cement Co. Ltd.	1,108	4,973
Redefine Properties Ltd. unit	5,111	5,452
Remgro Ltd.	1,006	13,415
Reunert Ltd.	251	1,967
RMB Holdings Ltd.	2,164	9,864
Sanlam Ltd.	4,948	16,251
Common Stocks - continued
	Shares	Value
South Africa - continued
Sappi Ltd. (a)	1,149	$ 4,867
Sasol Ltd.	1,391	56,683
Shoprite Holdings Ltd.	1,091	11,668
Standard Bank Group Ltd.	3,106	48,227
Steinhoff International Holdings Ltd.	3,333	9,160
Telkom SA Ltd.	371	1,862
Tiger Brands Ltd.	433	11,070
Truworths International Ltd.	1,378	9,925
Vodacom Group (Pty) Ltd.	769	5,903
Woolworths Holdings Ltd.	1,568	4,978
TOTAL SOUTH AFRICA		584,172
Spain - 2.4%
Abertis Infraestructuras SA	696	12,122
Acerinox SA	415	8,263
Actividades de Construccion y Servicios SA (ACS)	331	15,011
Banco Bilbao Vizcaya Argentaria SA	8,768	115,331
Banco de Sabadell SA	2,108	10,697
Banco de Valencia SA	300	1,749
Banco de Valencia SA rights 5/10/10 (a)	300	35
Banco Popular Espanol SA	2,415	17,101
Banco Santander SA	20,454	258,808
Bankinter SA	838	6,187
Cintra Concesiones de Infrastructuras de Transporte SA	969	8,535
Criteria CaixaCorp, SA	2,151	10,728
EDP Renovaveis SA (a)	658	4,678
Enagas SA	461	9,246
Fomento Construcciones y Contratas SA (FOCSA)	54	1,767
Gamesa Corporacion Tecnologica SA	516	6,341
Gas Natural SDG SA	526	8,981
Gestevision Telecinco SA	140	1,991
Grifols SA	305	3,862
Grupo Acciona SA	71	7,038
Iberdrola Renovables SA	2,169	8,410
Iberdrola SA	9,408	74,671
Iberia Lineas Aereas de Espana SA (a)	1,183	3,955
Inditex SA	573	35,469
Indra Sistemas SA	229	4,591
Mapfre SA (Reg.)	1,538	5,035
Red Electrica Corporacion SA	238	11,278
Repsol YPF SA	1,755	41,212
Telefonica SA	10,583	239,576
Common Stocks - continued
	Shares	Value
Spain - continued
Vallehermoso SA (a)	339	$ 2,587
Zardoya Otis SA	295	4,606
TOTAL SPAIN		939,861
Sweden - 1.9%
Alfa Laval AB	815	12,146
ASSA ABLOY AB (B Shares)	771	17,780
Atlas Copco AB:
(A Shares)	1,796	28,892
(B Shares)	902	13,070
Electrolux AB (B Shares)	529	13,608
Getinge AB (B Shares)	523	11,693
H&M Hennes & Mauritz AB (B Shares)	1,250	79,775
Holmen AB (B Shares)	75	1,892
Husqvarna AB (B Shares)	1,168	8,668
Investment AB Kinnevik	500	9,179
Investor AB (B Shares)	1,234	23,349
Lundin Petroleum AB (a)	529	3,218
Nordea Bank AB	7,892	77,010
Ratos AB (B Shares)	210	6,573
Sandvik AB	2,379	34,104
Scania AB (B Shares)	806	14,068
Securitas AB (B Shares)	903	9,511
Skandinaviska Enskilda Banken AB (A Shares)	4,084	27,845
Skanska AB (B Shares)	979	16,224
SKF AB (B Shares)	1,077	21,488
SSAB Svenskt Stal AB:
(A Shares)	514	9,002
(B Shares)	119	1,849
Svenska Cellulosa AB (SCA) (B Shares)	1,557	20,291
Svenska Handelsbanken AB (A Shares)	1,286	36,068
Swedbank AB (A Shares)	1,706	18,372
Swedish Match Co.	570	12,924
TELE2 AB (B Shares)	727	12,288
Telefonaktiebolaget LM Ericsson (B Shares)	7,354	84,884
TeliaSonera AB	5,357	36,724
Volvo AB:
(A Shares)	919	11,162
(B Shares)	2,901	35,998
TOTAL SWEDEN		709,655
Common Stocks - continued
	Shares	Value
Switzerland - 4.9%
ABB Ltd. (Reg.)	5,433	$ 104,218
Actelion Ltd. (a)	228	9,248
Adecco SA (Reg.)	285	16,764
ARYZTA AG	237	9,056
Baloise Holdings AG	123	9,686
BKW FMB Energie AG	18	1,199
Compagnie Financiere Richemont SA Series A	1,258	46,402
Credit Suisse Group (Reg.)	2,778	127,510
GAM Holding Ltd. (a)	666	8,273
Geberit AG (Reg.)	94	16,683
Givaudan SA	19	16,534
Holcim Ltd. (Reg.)	638	47,545
Julius Baer Group Ltd.	567	19,488
Kuehne & Nagel International AG	122	12,768
Lindt & Spruengli AG (participation certificate)	5	11,076
Logitech International SA (Reg.) (a)	517	8,441
Lonza Group AG	127	9,911
Nestle SA	8,640	422,783
Nobel Biocare Holding AG (Switzerland)	319	6,992
Novartis AG	5,241	267,224
Pargesa Holding SA	60	4,878
Roche Holding AG (participation certificate)	1,745	275,529
Schindler Holding AG:
(participation certificate)	127	11,156
(Reg.)	61	5,299
SGS Societe Generale de Surveillance Holding SA (Reg.)	15	19,485
Sonova Holding AG Class B	102	12,645
Straumann Holding AG	18	4,423
Swiss Life Holding AG	76	9,239
Swiss Reinsurance Co.	900	39,033
Swisscom AG	53	17,987
Syngenta AG (Switzerland)	243	61,572
The Swatch Group AG:
(Bearer)	73	21,387
(Reg.)	108	5,890
UBS AG (a)	8,785	136,105
Zurich Financial Services AG	361	80,036
TOTAL SWITZERLAND		1,876,465
Taiwan - 2.4%
Acer, Inc.	7,000	19,097
Advanced Semiconductor Engineering, Inc.	11,000	10,743
Common Stocks - continued
	Shares	Value
Taiwan - continued
Asia Cement Corp.	6,000	$ 5,644
ASUSTeK Computer, Inc.	9,000	17,361
AU Optronics Corp.	20,000	23,053
Capital Securities Corp. (a)	2,000	943
Catcher Technology Co. Ltd.	1,000	2,639
Cathay Financial Holding Co. Ltd. (a)	16,000	25,611
Chang Hwa Commercial Bank	16,000	7,187
Cheng Shin Rubber Industry Co. Ltd.	2,000	4,300
Chicony Electronics Co. Ltd.	1,000	2,640
Chimei Innolux Corp.	12,341	18,024
China Airlines Ltd. (a)	2,000	849
China Development Finance Holding Corp. (a)	28,000	7,855
China Steel Corp.	26,000	27,678
Chinatrust Financial Holding Co. Ltd.	19,000	10,735
Chunghwa Picture Tubes, Ltd. (a)	14,000	1,350
Chunghwa Telecom Co. Ltd.	13,000	25,531
Clevo Co. Ltd.	1,000	2,185
CMC Magnetics Corp. (a)	4,000	1,124
Compal Communications, Inc.	1,000	1,060
Compal Electronics, Inc.	9,000	12,513
Coretronic Corp.	1,000	1,517
Delta Electronics, Inc.	4,000	13,265
E.Sun Financial Holdings Co. Ltd.	4,000	1,779
Epistar Corp.	1,000	3,201
Eternal Chemical Co. Ltd.	1,000	1,060
EVA Airways Corp. (a)	2,000	1,038
Evergreen International Storage & Transport Corp. (a)	1,000	823
Evergreen Marine Corp. (Taiwan) (a)	1,000	640
Everlight Electronics Co. Ltd.	1,000	3,150
Far East Department Stores Co. Ltd.	1,000	893
Far Eastern Textile Ltd.	8,000	8,684
Far EasTone Telecommunications Co. Ltd.	6,000	7,306
Feng Hsin Iron & Steel Co.	1,000	1,664
First Financial Holding Co. Ltd.	10,000	5,507
Formosa Chemicals & Fibre Corp.	7,000	17,659
Formosa Petrochemical Corp.	3,000	7,883
Formosa Plastics Corp.	11,000	24,448
Formosa Taffeta Co. Ltd.	1,000	798
Foxconn Technology Co. Ltd.	1,000	4,138
Fubon Financial Holding Co. Ltd. (a)	10,000	12,196
Giant Manufacturing Co. Ltd.	1,000	3,023
HannStar Display Corp. (a)	6,000	1,236
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,000	$ 93,930
HTC Corp.	2,000	26,810
Hua Nan Financial Holdings Co. Ltd.	8,000	4,696
Inotera Memories, Inc. (a)	2,257	1,594
Inventec Corp.	3,000	1,730
KGI Securities Co. Ltd.	4,000	1,820
Lite-On Technology Corp.	6,000	7,966
Macronix International Co. Ltd.	11,000	7,317
MediaTek, Inc.	2,000	33,878
Mega Financial Holding Co. Ltd.	19,000	11,101
Micro-Star International Co. Ltd.	1,000	621
Mitac International Corp.	2,000	929
Motech Industries, Inc.	1,000	3,567
Nan Ya Plastics Corp.	14,000	29,364
Nan Ya Printed Circuit Board Corp.	1,000	4,174
Nanya Technology Corp. (a)	4,000	3,510
Novatek Microelectronics Corp.	1,000	3,429
Phison Electronics Corp.	1,000	6,772
Polaris Securities Co. Ltd. (a)	3,000	1,496
Pou Chen Corp.	5,000	4,281
Powerchip Semiconductor Corp. (a)	32,000	5,472
Powertech Technology, Inc.	2,000	7,137
President Chain Store Corp.	1,000	2,860
Prime View International Co. Ltd. (a)	1,000	1,933
Qisda Corp. (a)	2,000	1,183
Quanta Computer, Inc.	5,000	9,402
Realtek Semiconductor Corp.	1,000	2,710
Richtek Technology Corp.	1,000	10,490
Ruentex Industries Ltd. (a)	1,000	2,444
Shin Kong Financial Holding Co. Ltd. (a)	14,357	5,518
Siliconware Precision Industries Co. Ltd.	7,000	8,581
SIMPLO Technology Co. Ltd.	1,000	6,029
Sinopac Holdings Co. (a)	19,000	6,465
Synnex Technology International Corp.	3,000	7,152
Taishin Financial Holdings Co. Ltd. (a)	5,593	2,159
Taiwan Business Bank (a)	3,000	804
Taiwan Cement Corp.	8,000	7,192
Taiwan Cooperative Bank	12,000	7,314
Taiwan Fertilizer Co. Ltd.	2,000	6,367
Taiwan Glass Industry Corp.	1,000	932
Taiwan Mobile Co. Ltd.	4,000	7,658
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	119,433
Common Stocks - continued
	Shares	Value
Taiwan - continued
Tatung Co. Ltd. (a)	5,000	$ 1,028
TECO Electric & Machinery Co. Ltd.	2,000	888
Transcend Information, Inc.	1,000	3,162
Tripod Technology Corp.	1,000	3,437
TSRC Corp.	1,000	1,444
Tung Ho Steel Enterprise Corp.	1,000	1,078
U-Ming Marine Transport Corp.	1,000	2,066
Unified-President Enterprises Corp.	9,000	10,010
Unimicron Technology Corp.	4,000	6,012
United Microelectronics Corp. (a)	30,000	15,100
Vanguard International Semiconductor Corp.	2,000	979
Walsin Lihwa Corp. (a)	4,000	1,750
Wan Hai Lines Ltd. (a)	1,000	619
Winbond Electronics Corp. (a)	4,000	1,152
Wintek Corp. (a)	4,000	3,332
Wistron Corp.	4,000	7,689
WPG Holding Co. Ltd.	1,000	2,053
Yang Ming Marine Transport Corp.	2,000	818
Yuanta Financial Holding Co. Ltd.	16,000	9,544
Yulon Motor Co. Ltd.	1,000	1,162
TOTAL TAIWAN		901,573
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	3,100	7,203
Bangkok Bank Ltd. PCL	1,300	4,765
Bangkok Bank Ltd. PCL (For. Reg.)	1,900	6,964
Bank of Ayudhya PCL (For. Reg.)	2,600	1,538
Banpu PCL	300	5,879
Banpu PCL (For. Reg.)	200	3,925
BEC World PCL (For. Reg.)	1,200	854
C.P. Seven Eleven PCL	6,100	5,192
Charoen Pokphand Foods PCL (For. Reg.)	8,000	3,804
Glow Energy PCL (For. Reg.)	800	877
Kasikornbank PCL	1,900	5,488
Kasikornbank PCL (For. Reg.)	1,700	4,915
Krung Thai Bank PCL (For. Reg.)	3,900	1,471
Land & House PCL (For. Reg.)	3,500	561
PTT Aromatics & Refining PLC	1,500	1,277
PTT Chemical PCL	1,200	3,810
PTT Exploration & Production PCL (For. Reg.)	3,100	14,454
PTT PCL (For. Reg.)	2,200	17,343
Ratchaburi Electric Generating Holding PCL	700	784
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	400	$ 3,322
Siam Commercial Bank PCL (For. Reg.)	4,400	11,067
Thai Oil PCL (For. Reg.)	2,700	3,893
Thai Petrochemical Industry PCL	28,600	3,878
TMB PCL (For.Reg.) (a)	23,400	969
Total Access Communication PCL (For. Reg.)	700	730
TOTAL THAILAND		114,963
Turkey - 0.3%
Akbank T. A. S.	2,381	11,915
Aksigorta AS	222	307
Anadolu Efes Biracilik ve Malt Sanyii AS	459	5,734
Asya Katilim Bankasi AS	617	1,641
Bim Birlesik Magazalar AS JSC	88	4,965
Coca-Cola Icecek AS	110	1,086
Dogan Sirketler Grubu Holding AS	1,173	875
Enka Insaat ve Sanayi AS	323	1,562
Eregli Demir ve Celik Fabrikalari TAS	554	1,741
Haci Omer Sabanci Holding AS	1,527	6,974
Haci Omer Sabanci Holding AS (a)	158	732
Koc Holding AS	1,439	5,558
Tupras-Turkiye Petrol Rafinerileri AS	392	8,755
Turk Hava Yollari AO	1,225	4,065
Turk Sise ve Cam Fabrikalari AS	733	995
Turk Telekomunikasyon AS	1,270	4,734
Turkcell Iletisim Hizmet AS	1,796	11,641
Turkiye Garanti Bankasi AS	5,241	25,522
Turkiye Halk Bankasi AS	684	5,421
Turkiye Is Bankasi AS Series C	3,866	13,503
Turkiye Vakiflar Bankasi TAO	2,247	5,947
Yapi ve Kredi Bankasi AS (a)	1,917	5,485
TOTAL TURKEY		129,158
United Kingdom - 13.4%
3i Group PLC	2,392	9,866
Admiral Group PLC	375	7,520
AMEC PLC	831	10,559
Anglo American PLC (United Kingdom) (a)	3,250	138,028
Antofagasta PLC	954	14,462
Associated British Foods PLC	863	13,256
AstraZeneca PLC (United Kingdom)	3,600	159,051
Astro All Asia Networks PLC	2,600	3,423
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Autonomy Corp. PLC (a)	491	$ 13,467
Aviva PLC	6,600	34,885
BAE Systems PLC	9,176	48,087
Balfour Beatty PLC	2,032	8,600
Barclays PLC	28,534	146,555
BG Group PLC	8,321	140,628
BHP Billiton PLC	5,464	166,796
BP PLC	46,710	407,346
British Airways PLC (a)	1,310	4,541
British American Tobacco PLC (United Kingdom)	4,937	155,222
British Land Co. PLC	2,143	15,216
British Sky Broadcasting Group PLC	3,047	28,518
BT Group PLC	18,402	35,406
Bunzl PLC	909	10,584
Burberry Group PLC	1,104	11,306
Cable & Wireless Worldwide PLC (a)	5,597	7,361
Cairn Energy PLC (a)	3,163	19,301
Capita Group PLC	1,437	17,524
Carnival PLC	463	20,054
Centrica PLC	13,234	59,437
Cobham PLC	2,790	11,308
Compass Group PLC	4,678	38,040
Diageo PLC	6,148	104,841
Drax Group PLC	1,235	6,814
Eurasian Natural Resources Corp. PLC	664	12,309
FirstGroup PLC	1,394	8,100
Fresnillo PLC	395	4,807
G4S PLC (United Kingdom)	2,900	11,803
GlaxoSmithKline PLC	12,875	238,941
Hammerson PLC	1,705	9,952
Home Retail Group PLC	2,278	9,550
HSBC Holdings PLC (United Kingdom)	43,335	441,208
Icap PLC	1,405	8,105
Imperial Tobacco Group PLC	2,480	70,641
Inmarsat PLC	1,064	12,378
InterContinental Hotel Group PLC	694	12,234
International Power PLC	4,183	21,170
Invensys PLC	2,076	10,690
Investec PLC	1,020	8,066
J Sainsbury PLC	3,375	17,391
Johnson Matthey PLC	486	12,923
Kazakhmys PLC	507	10,740
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kingfisher PLC	5,340	$ 20,349
Land Securities Group PLC	2,070	20,698
Legal & General Group PLC	15,526	20,186
Liberty International PLC	1,219	9,089
Lloyds TSB Group PLC	93,433	93,467
London Stock Exchange Group PLC	212	2,205
Lonmin PLC (a)	359	10,370
Man Group PLC	4,777	17,633
Marks & Spencer Group PLC	3,621	20,246
National Grid PLC	6,339	61,118
Next PLC	549	19,183
Old Mutual PLC	14,181	25,024
Pearson PLC	2,143	34,243
Prudential PLC	6,544	57,445
Reckitt Benckiser Group PLC	1,501	77,964
Reed Elsevier PLC	2,800	21,918
Rexam PLC	2,270	11,192
Rio Tinto PLC	3,410	173,433
Rolls-Royce Group PLC	4,834	42,589
Royal & Sun Alliance Insurance Group PLC	8,005	14,814
Royal Bank of Scotland Group PLC (a)	42,323	34,628
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,800	274,055
Class B	6,673	201,154
SABMiller PLC	2,299	72,064
Sage Group PLC	3,156	11,794
Schroders PLC	260	5,496
Scottish & Southern Energy PLC	2,418	40,095
Segro PLC	1,892	8,996
Serco Group PLC	1,248	11,977
Severn Trent PLC	605	10,697
Smith & Nephew PLC	2,401	24,889
Smiths Group PLC	1,081	18,584
Standard Chartered PLC (United Kingdom)	5,125	136,689
Standard Life PLC	5,155	15,681
Tanjong PLC	300	1,679
Tesco PLC	19,572	129,798
Thomas Cook Group PLC	1,830	6,941
Tomkins PLC	1,766	6,680
TUI Travel PLC	1,203	5,132
Tullow Oil PLC	2,117	36,866
Unilever PLC	3,190	95,847
Common Stocks - continued
	Shares	Value
United Kingdom - continued
United Utilities Group PLC	1,558	$ 12,748
Vedanta Resources PLC	343	13,110
Vodafone Group PLC	131,005	290,250
Whitbread PLC	460	10,748
Wm Morrison Supermarkets PLC	5,250	23,224
Wolseley PLC (a)	694	17,330
Xstrata PLC	4,672	76,629
TOTAL UNITED KINGDOM		5,135,957
United States of America - 0.1%
Southern Copper Corp.	475	14,526
Synthes, Inc.	134	15,206
TOTAL UNITED STATES OF AMERICA		29,732
TOTAL COMMON STOCKS (Cost $35,855,733)		35,767,854
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	126	4,479
Fresenius SE (non-vtg.)	185	13,324
Henkel AG & Co. KGaA	451	24,036
Porsche Automobil Holding SE	195	11,287
RWE AG (non-vtg.)	77	5,876
Volkswagen AG	406	39,021
TOTAL GERMANY		98,023
Italy - 0.1%
Intesa Sanpaolo SpA	1,942	5,156
Telecom Italia SpA (Risparmio Shares)	14,314	16,155
TOTAL ITALY		21,311
Korea (South) - 0.1%
Hyundai Motor Co.	50	2,105
Hyundai Motor Co. Series 2	50	2,198
LG Electronics, Inc.	25	1,032
Samsung Electronics Co. Ltd.	48	22,682
TOTAL KOREA (SOUTH)		28,017
Russia - 0.0%
Surgutneftegaz JSC	9,800	5,400
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	435,060	$ 666
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $152,419)		153,417
Investment Companies - 1.1%

iShares MSCI Canada Index ETF	6,150	174,045
iShares MSCI EAFE Index ETF	2,400	130,632
iShares MSCI Emerging Markets Index ETF	500	21,025
Vanguard Emerging Markets ETF	2,400	100,944
TOTAL INVESTMENT COMPANIES (Cost $424,433)		426,646
U.S. Government and Government Agency Obligations - 1.0%
Principal Amount
U.S. Treasury Obligations - 1.0%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.38% 8/19/10 to 9/23/10 (c) (Cost $379,676)	$ 380,000	379,753
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $36,812,261)	36,727,670
NET OTHER ASSETS - 4.4%	1,688,379
NET ASSETS - 100%	$ 38,416,049
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini MSCI EAFE Index Contracts	June 2010	$ 1,525,500	$ (12,065)
9 CME E-mini MSCI Emerging Markets Index Contracts	June 2010	453,600	797
TOTAL EQUITY INDEX CONTRACTS		$ 1,979,100	$ (11,268)

The face value of futures purchased as a percentage of net assets - 5.2%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,310 or 0.0% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $379,753.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $269 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Nufarm Ltd.	4/22/10	$ 203
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 859
Fidelity Securities Lending Cash Central Fund	26
Total	$ 885
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,657,554	$ 1,172,003	$ 4,485,551	$ -
United Kingdom	5,136,623	666	5,135,957	-
Canada	2,828,494	2,828,494	-	-
France	2,433,133	-	2,433,133	-
Australia	2,151,088	269	2,150,819	-
Germany	1,935,097	-	1,935,097	-
Switzerland	1,876,465	-	1,876,465	-
Brazil	1,321,635	1,321,635	-	-
Korea (South)	1,115,012	-	1,115,012	-
Hong Kong	894,580	-	887,532	7,048
Malaysia	234,275	-	234,206	69
Other	10,337,315	2,113,912	8,223,403	-
Investment Companies	426,646	426,646	-	-
U.S. Government and Government Agency Obligations	379,753	-	379,753	-
Total Investments in Securities:	$ 36,727,670	$ 7,863,625	$ 28,856,928	$ 7,117
Derivative Instruments:
Assets
Futures Contracts	$ 797	$ 797	$ -	$ -
Liabilities
Futures Contracts	$ (12,065)	$ (12,065)	$ -	$ -
Total Derivative Instruments:	$ (11,268)	$ (11,268)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	423
Cost of Purchases	3,822
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,872
Transfers out of Level 3	-
Ending Balance	$ 7,117
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 423

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 797	$ (12,065)
Total Value of Derivatives	$ 797	$ (12,065)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $909 all of which will expire on October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $36,812,261)		$ 36,727,670
Foreign currency held at value (cost $127,540)		127,181
Receivable for investments sold		21,896
Receivable for fund shares sold		1,580,878
Dividends receivable		122,681
Distributions receivable from Fidelity Central Funds		150
Total assets		38,580,456

Liabilities
Payable to custodian bank	$ 21,036
Payable for investments purchased	125,935
Accrued management fee	7,713
Payable for daily variation on futures contracts	7,853
Other payables and accrued expenses	1,870
Total liabilities		164,407

Net Assets		$ 38,416,049
Net Assets consist of:
Paid in capital		$ 38,050,554
Undistributed net investment income		270,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		193,855
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(98,469)
Net Assets, for 3,718,697 shares outstanding		$ 38,416,049
Net Asset Value, offering price and redemption price per share ($38,416,049 ÷ 3,718,697 shares)		$ 10.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 382,271
Interest		343
Income from Fidelity Central Funds		885
		383,499
Less foreign taxes withheld		(33,178)
Total income		350,321

Expenses
Management fee	$ 35,626
Independent trustees' compensation	42
Miscellaneous	6
Total expenses before reductions	35,674
Expense reductions	(16,386)	19,288
Net investment income (loss)		331,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,610
Foreign currency transactions	35,993
Futures contracts	145,131
Total net realized gain (loss)		189,734
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,846)	364,202
Assets and liabilities in foreign currencies	(775)
Futures contracts	(2,637)
Total change in net unrealized appreciation (depreciation)		360,790
Net gain (loss)		550,524
Net in net assets resulting from operations		$ 881,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	For the period September 29, 2009 (commencement of operations) to October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 331,033	$ 10,808
Net realized gain (loss)	189,734	(24,222)
Change in net unrealized appreciation (depreciation)	360,790	(459,259)
Net in net assets resulting from operations	881,557	(472,673)
Distributions to from net investment income	(60,924)	-
Share transactions Proceeds from sales of shares	31,501,512	20,289,368
Reinvestment of distributions	60,924	-
Cost of shares redeemed	(13,783,715)	-
Net increase (decrease) in net assets resulting from share transactions	17,778,721	20,289,368
Total increase (decrease) in net assets	18,599,354	19,816,695

Net Assets
Beginning of period	19,816,695	-
End of period (including undistributed net investment income of $270,109 and $0, respectively)	$ 38,416,049	$ 19,816,695
Other Information Shares
Sold	2,995,168	2,029,983
Issued in reinvestment of distributions	5,979	-
Redeemed	(1,312,433)	-
Net increase (decrease)	1,688,714	2,029,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.01
Net realized and unrealized gain (loss)	.48	(.25)
Total from investment operations	.60	(.24)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 10.33	$ 9.76
Total Return B,C	6.15%	(2.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.14% A	.25% A
Net investment income (loss)	2.32% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,416	$ 19,817
Portfolio turnover rate F	4% A	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 29, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are available for purchase only by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and capital loss carryforwards.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,879,773
Gross unrealized depreciation	(1,965,488)
Net unrealized appreciation (depreciation)	$ (85,715)
Tax cost	$ 36,813,385

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 145,131	$ (2,637)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 145,131	$ (2,637)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $145,131 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(2,637) for futures contracts.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,262,879 and $564,338, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $26.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

The Adviser voluntarily agreed to waive fees of $16,386.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

SGX-SANN-0610
1.899282.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 2, 2010